UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2021
Columbia Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	2.44	8.03	2.60	3.46
	Including sales charges		-0.67	4.81	1.97	3.14
Advisor Class*		03/19/13	2.55	8.14	2.80	3.65
Class C	Excluding sales charges	11/25/02	2.14	7.26	1.94	2.92
	Including sales charges		1.14	6.26	1.94	2.92
Institutional Class		06/14/93	2.55	8.14	2.79	3.66
Institutional 2 Class*		11/08/12	2.58	8.22	2.86	3.73
Institutional 3 Class*		03/01/17	2.60	8.25	2.88	3.71
Class V	Excluding sales charges	06/26/00	2.57	8.09	2.65	3.51
	Including sales charges		-2.27	2.99	1.66	3.01
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.05	6.82	3.20	3.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	2.3
AA rating	24.7
A rating	47.5
BBB rating	17.6
BB rating	2.4
B rating	0.2
CCC rating	0.9
Not rated	4.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2021)
California	17.6
Texas	13.9
Illinois	9.6
New York	6.2
Florida	5.7
New Jersey	4.2
Massachusetts	4.2
District of Columbia	4.1
South Carolina	3.9
Colorado	3.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.40	1,021.34	3.63	3.63	0.72
Advisor Class	1,000.00	1,000.00	1,025.50	1,022.34	2.63	2.62	0.52
Class C	1,000.00	1,000.00	1,021.40	1,018.35	6.65	6.64	1.32
Institutional Class	1,000.00	1,000.00	1,025.50	1,022.34	2.63	2.62	0.52
Institutional 2 Class	1,000.00	1,000.00	1,025.80	1,022.69	2.27	2.27	0.45
Institutional 3 Class	1,000.00	1,000.00	1,026.00	1,022.89	2.07	2.07	0.41
Class V	1,000.00	1,000.00	1,025.70	1,021.59	3.38	3.38	0.67
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	1,031,690
01/01/2038	5.000%	675,000	694,534
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	9,987,432
City of Phoenix Civic Improvement Corp.(a)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	4,353,720
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	3,160,724
Total			19,228,100
California 17.5%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,170,810
04/01/2029	5.000%	1,650,000	1,928,619
04/01/2030	5.000%	1,700,000	1,983,577
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	6,029,100
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,716,185
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,097,568
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,832,767
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,370,082
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	5,889,308
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2028	5.000%	5,000,000	5,213,000
Series 2013I
11/01/2028	5.250%	9,225,000	10,350,911
11/01/2029	5.000%	5,000,000	5,579,250
11/01/2031	5.500%	2,930,000	3,305,772
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,597,700
California State Public Works Board(c)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	1,040,000	1,321,850
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,766,750
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,571,800
Series 2017
05/15/2033	5.000%	1,350,000	1,616,288
05/15/2034	5.000%	1,000,000	1,194,070
05/15/2035	5.000%	2,200,000	2,621,388
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,274,523
11/15/2031	5.000%	1,000,000	1,190,360
11/15/2032	5.000%	1,610,000	1,914,886
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,092,900
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,772,160
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	9,000,000	9,530,730
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,153,367
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,678,200
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,666,214
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,562,600
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,751,520
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,873,950
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,765,000	3,242,654
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,431,800
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	560,111
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,071,614
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,502,200
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,687,625
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,922,475
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,173,870
09/01/2033	5.000%	1,250,000	1,464,000
Total			193,674,554
Colorado 3.0%
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,739,500
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,495,760
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,304,400
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	2,141,399
12/01/2028	5.000%	1,000,000	1,137,920
12/01/2030	5.000%	1,400,000	1,574,776
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2036	5.000%	1,200,000	1,560,288

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,757,640
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,394,755
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	3,996,263
Total			33,102,701
Connecticut 0.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,800,138
District of Columbia 4.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,524,730
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,259,847
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	3,307,100
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,262,800
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,584,107
10/01/2025	0.000%	7,500,000	7,254,075
10/01/2026	0.000%	5,000,000	4,756,650
Total			44,949,309
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 5.7%
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	458,679
County of Broward Airport System(a)
Revenue Bonds
Series 2019A
10/01/2038	5.000%	2,250,000	2,797,290
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,579,503
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,348,759
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,284,141
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	975,912
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2030	4.000%	470,000	507,492
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,349,252
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,837,168
10/01/2032	5.000%	2,300,000	2,636,720
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,484,045
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	6,894,225
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	6,034,700

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,798,589
05/15/2037	5.000%	1,500,000	1,736,895
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,448,967
08/01/2027	5.000%	2,500,000	2,942,825
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,906,175
School District of Broward County
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,527,068
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,914,650
Southeast Overtown Park West Community Redevelopment Agency(b)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,226,860
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,786	82,672
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,757,247
Total			62,529,834
Georgia 1.0%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,231,660
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,208,513
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,005,860
Georgia State Road & Tollway Authority(b),(d)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	569,631
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,731,225
Total			10,746,889
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,100,000	1,797,243
Illinois 9.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2021A
12/01/2038	5.000%	1,200,000	1,471,212
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,864,077
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,374,440
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,049,245
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2023	5.000%	5,000,000	5,339,500
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2017B
01/01/2033	5.000%	2,500,000	3,032,175

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,539,000
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,501,000
Illinois Finance Authority(c)
Refunding Revenue Bonds
University of Chicago
Series 2021A
10/01/2038	5.000%	1,400,000	2,019,612
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	14,218,378
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	11,103,264
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,694,550
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,012,544
01/01/2033	5.000%	2,000,000	2,235,040
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	2,185,000	2,608,256
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,118,585
Series 2014
02/01/2031	5.250%	5,000,000	5,514,650
Series 2020C
05/01/2030	5.500%	1,500,000	1,942,965
Series 2021A
03/01/2038	4.000%	3,000,000	3,459,600
Total			106,098,093
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 1.1%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,609,258
City of Whiting(a)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,600,000	1,942,256
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,830,607
Total			12,382,121
Iowa 0.3%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,633,120
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,740,880
Louisiana 0.9%
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	9,320,000	9,676,117
Maryland 1.7%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,617,550
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	548,900
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,516,151

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,317,000
Total			18,999,601
Massachusetts 4.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,594,100
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,069,080
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,210,040
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,918,429
08/15/2032	5.000%	4,120,000	4,823,202
08/15/2033	5.000%	3,000,000	3,507,930
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,947,826
10/01/2035	5.000%	2,000,000	2,461,700
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,424,787
10/01/2036	5.000%	4,600,000	4,996,152
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,158,380
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,084,346
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,093,863
Total			46,289,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.3%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2038	5.000%	750,000	912,638
04/01/2039	5.000%	600,000	728,058
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,118,960
07/01/2027	5.250%	1,500,000	1,589,220
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	909,984
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,807,903
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,866,100
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,138,150
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,579,566
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	4,007,179
Total			25,657,758
Minnesota 1.7%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,258,315
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2027	5.000%	1,785,000	2,136,841

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	160,277
08/01/2034	5.000%	125,000	133,524
08/01/2035	5.000%	140,000	149,457
County of Rice(b)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	720,000	737,762
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,296,593
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,465,728
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,152,953
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,048,590
Total			18,540,040
Mississippi 0.5%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,668,079
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,045,580
Total			5,713,659
Missouri 2.3%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,253,032
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,432,444
02/01/2029	5.000%	5,975,000	6,529,420
Kansas City Industrial Development Authority(a)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,731,910
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,995,789
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,344,940
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,005,000	1,067,973
Total			25,355,508
Nebraska 1.2%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,724,957
Nevada 0.6%
City of Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,449,128
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,215,640
09/01/2033	5.000%	1,000,000	1,209,090
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	660,000	728,983
Total			6,602,841

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 4.2%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	949,170
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,337,240
New Jersey Economic Development Authority
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2038	4.000%	600,000	698,430
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	6,219,050
New Jersey Transportation Trust Fund Authority(d)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,666,576
New Jersey Transportation Trust Fund Authority(c)
Refunding Revenue Bonds
Series 2022AA
06/15/2038	5.000%	1,000,000	1,221,580
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,863,405
Revenue Bonds
Series 2020AA
06/15/2038	4.000%	1,000,000	1,164,050
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	5,499,049
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	4,853,314
12/15/2022	5.250%	4,000,000	4,322,560
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,880,205
Series 2017G
01/01/2035	5.000%	6,000,000	7,352,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	643,155
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	2,000,000	2,454,300
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,460,040
Total			46,584,584
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,483,180
New York 6.2%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,171,430
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	9,110,480
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	6,026,650
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,314,500
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020
11/01/2038	4.000%	1,000,000	1,194,620
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2039	4.000%	2,000,000	2,380,100
Subordinated Series 2020D
11/01/2039	4.000%	3,500,000	4,160,905

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Group 2
Series 2020A
03/15/2037	4.000%	5,000,000	5,960,300
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,727,100
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,297,619
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,576,184
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,104,188
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2038	4.000%	2,000,000	2,379,060
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	570,000	659,838
Port Authority of New York & New Jersey(a),(c)
Refunding Revenue Bonds
Series 2021-226
10/15/2039	5.000%	2,500,000	3,155,850
Port Authority of New York & New Jersey(a)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2038	4.000%	2,000,000	2,331,920
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	657,800
Total			68,208,544
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,698,511
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,101,050
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	2,168,163
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,194,127
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,356,840
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,930,800
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,385,592
04/01/2036	4.000%	1,000,000	1,151,820
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,308,525
Total			20,295,428
Ohio 0.2%
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	2,195,344
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,417,280
Oklahoma Development Finance Authority(a)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	3,015,210
Total			5,432,490

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,082,500
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,121,906
Total			6,204,406
Pennsylvania 2.9%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,881,990
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	310,000	360,750
01/01/2028	5.000%	495,000	576,037
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	2,190,000	2,481,883
01/01/2028	5.000%	3,345,000	3,761,419
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,770,740
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,935,228
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,515,500
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,496,831
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,596,007
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2030	4.000%	1,275,000	1,490,118
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2021A
12/01/2038	4.000%	2,660,000	3,205,938
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,162,525
Total			32,234,966
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,533,155
South Carolina 3.9%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,176,060
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,722,713
11/01/2032	5.000%	5,000,000	5,717,950
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,176,200
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	8,559,180
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,631,565
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,118,520
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	659,785

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(b)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	363,295
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,202,320
Series 2016A
12/01/2030	5.000%	4,000,000	4,807,800
Total			43,135,388
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,192,890
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,078,420
09/01/2030	5.000%	2,250,000	2,727,833
Total			5,999,143
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,132,740
Texas 13.8%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,793,025
Series 2020E
01/01/2039	4.000%	2,140,000	2,512,125
Series 2021B
01/01/2038	5.000%	800,000	1,030,528
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	8,455,200
08/15/2032	5.000%	6,000,000	6,754,020
08/15/2034	5.000%	10,240,000	11,495,731
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,199,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System(a)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	3,339,583
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,118,710
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,092,260
Series 2015
09/01/2027	5.000%	1,215,000	1,341,153
09/01/2029	5.000%	1,500,000	1,645,545
City of Houston Airport System
Prerefunded 07/01/22 Revenue Bonds
Lien
Subordinated Series 2012B
07/01/2028	5.000%	7,000,000	7,391,860
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,114,175
City of Houston Airport System(a)
Revenue Bonds
Subordinated Series 2020A
07/01/2037	4.000%	3,000,000	3,536,340
07/01/2038	4.000%	3,250,000	3,820,407
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	12,237,200
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	13,193,835
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2034	4.000%	2,000,000	2,448,100
Series 2020B
11/01/2034	4.000%	2,500,000	3,060,125
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,997,340

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,541,977
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,890,870
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	2,199,803
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,460,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,747,000
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	617,780
08/15/2037	5.000%	530,000	532,777
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,214,890
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,417,440
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,581,291
North Texas Tollway Authority(d)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	7,004,655
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,552,215
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2030	5.000%	500,000	651,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2039	4.000%	300,000	348,000
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,789,060
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	294,415
Total			152,421,210
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,224,040
07/01/2033	5.000%	1,000,000	1,220,770
Total			2,444,810
Vermont 1.1%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	11,881,000
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,009,580
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,514,520
Total			2,524,100
Washington 1.7%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	4.000%	2,500,000	3,012,550
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,149,973
12/01/2030	5.750%	2,820,000	3,113,844

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Seattle(a)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	6,231,000
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	623,369
07/01/2035	6.750%	1,090,000	1,193,648
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,498,980
Total			18,823,364
West Virginia 0.5%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,925,000	2,068,316
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,957,677
Total			5,025,993
Wisconsin 0.5%
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,079,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,122,750
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,769,775
Total			4,972,395
Total Municipal Bonds (Cost $1,012,147,702)			1,100,775,538

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	71,552	71,545
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	2,278,996	2,278,996
Total Money Market Funds (Cost $2,350,548)		2,350,541
Total Investments in Securities (Cost $1,014,498,250)		1,103,126,079
Other Assets & Liabilities, Net		2,692,786
Net Assets		$1,105,818,865

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $17,260,698, which represents 1.56% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $82,672, which represents 0.01% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	1,100,775,538	—	1,100,775,538
Money Market Funds	2,350,541	—	—	2,350,541
Total Investments in Securities	2,350,541	1,100,775,538	—	1,103,126,079
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,014,498,250)	$1,103,126,079
Receivable for:
Capital shares sold	968,984
Interest	12,928,402
Expense reimbursement due from Investment Manager	3,639
Prepaid expenses	17,375
Trustees’ deferred compensation plan	366,180
Other assets	24,443
Total assets	1,117,435,102
Liabilities
Due to custodian	25,034
Payable for:
Investments purchased on a delayed delivery basis	7,625,128
Capital shares purchased	514,290
Distributions to shareholders	2,563,425
Management services fees	14,368
Distribution and/or service fees	1,349
Transfer agent fees	109,265
Compensation of board members	383,001
Compensation of chief compliance officer	50
Other expenses	14,147
Trustees’ deferred compensation plan	366,180
Total liabilities	11,616,237
Net assets applicable to outstanding capital stock	$1,105,818,865
Represented by
Paid in capital	1,013,816,536
Total distributable earnings (loss)	92,002,329
Total - representing net assets applicable to outstanding capital stock	$1,105,818,865
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$169,568,862
Shares outstanding	16,030,252
Net asset value per share	$10.58
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.91
Advisor Class
Net assets	$6,376,995
Shares outstanding	603,199
Net asset value per share	$10.57
Class C
Net assets	$17,284,376
Shares outstanding	1,633,811
Net asset value per share	$10.58
Institutional Class
Net assets	$870,504,745
Shares outstanding	82,255,898
Net asset value per share	$10.58
Institutional 2 Class
Net assets	$28,696,187
Shares outstanding	2,716,389
Net asset value per share	$10.56
Institutional 3 Class
Net assets	$2,869,529
Shares outstanding	270,890
Net asset value per share	$10.59
Class V
Net assets	$10,518,171
Shares outstanding	994,355
Net asset value per share	$10.58
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$824
Interest	18,324,362
Total income	18,325,186
Expenses:
Management services fees	2,646,351
Distribution and/or service fees
Class A	162,830
Class C	86,764
Class V	7,993
Transfer agent fees
Class A	99,640
Advisor Class	3,976
Class C	12,457
Institutional Class	540,703
Institutional 2 Class	8,229
Institutional 3 Class	137
Class V	6,516
Compensation of board members	99,322
Custodian fees	2,739
Printing and postage fees	11,998
Registration fees	66,005
Audit fees	14,750
Legal fees	12,267
Compensation of chief compliance officer	169
Other	18,476
Total expenses	3,801,322
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(659,413)
Fees waived by distributor
Class C	(5,109)
Total net expenses	3,136,800
Net investment income	15,188,386
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,735,827
Net realized gain	1,735,827
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,449,814
Net change in unrealized appreciation (depreciation)	11,449,814
Net realized and unrealized gain	13,185,641
Net increase in net assets resulting from operations	$28,374,027
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$15,188,386	$33,446,999
Net realized gain	1,735,827	4,807,471
Net change in unrealized appreciation (depreciation)	11,449,814	(11,848,821)
Net increase in net assets resulting from operations	28,374,027	26,405,649
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,851,201)	(4,707,382)
Advisor Class	(120,359)	(200,952)
Class C	(302,624)	(570,089)
Institutional Class	(16,467,256)	(31,204,877)
Institutional 2 Class	(554,503)	(1,350,901)
Institutional 3 Class	(50,002)	(90,301)
Class V	(190,201)	(354,228)
Total distributions to shareholders	(20,536,146)	(38,478,730)
Decrease in net assets from capital stock activity	(30,679,860)	(103,458,912)
Total decrease in net assets	(22,841,979)	(115,531,993)
Net assets at beginning of period	1,128,660,844	1,244,192,837
Net assets at end of period	$1,105,818,865	$1,128,660,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,036,094	21,568,702	2,586,579	27,150,318
Distributions reinvested	232,756	2,461,420	390,025	4,096,422
Redemptions	(1,170,867)	(12,391,144)	(2,447,488)	(25,426,158)
Net increase	1,097,983	11,638,978	529,116	5,820,582
Advisor Class
Subscriptions	89,614	948,807	112,982	1,190,568
Distributions reinvested	11,372	120,174	19,081	200,295
Redemptions	(93,014)	(979,664)	(96,725)	(1,000,205)
Net increase	7,972	89,317	35,338	390,658
Class C
Subscriptions	217,530	2,301,856	631,585	6,614,557
Distributions reinvested	27,730	293,292	46,312	486,507
Redemptions	(654,737)	(6,941,874)	(854,723)	(8,970,813)
Net decrease	(409,477)	(4,346,726)	(176,826)	(1,869,749)
Institutional Class
Subscriptions	1,962,979	20,790,053	5,466,330	57,173,942
Distributions reinvested	295,977	3,131,377	498,443	5,237,575
Redemptions	(5,697,267)	(60,335,781)	(15,780,931)	(164,511,056)
Net decrease	(3,438,311)	(36,414,351)	(9,816,158)	(102,099,539)
Institutional 2 Class
Subscriptions	70,543	746,829	1,549,645	16,298,646
Distributions reinvested	52,500	554,503	128,809	1,350,725
Redemptions	(271,533)	(2,864,697)	(2,200,424)	(22,767,572)
Net decrease	(148,490)	(1,563,365)	(521,970)	(5,118,201)
Institutional 3 Class
Subscriptions	47,910	508,836	56,427	594,551
Distributions reinvested	3,547	37,560	6,502	68,369
Redemptions	(17,694)	(186,810)	(65,419)	(683,847)
Net increase (decrease)	33,763	359,586	(2,490)	(20,927)
Class V
Subscriptions	6,846	72,760	14,680	155,628
Distributions reinvested	13,663	144,502	25,184	264,515
Redemptions	(62,475)	(660,561)	(95,033)	(981,879)
Net decrease	(41,966)	(443,299)	(55,169)	(561,736)
Total net decrease	(2,898,526)	(30,679,860)	(10,008,159)	(103,458,912)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

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Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.51	0.14	0.12	0.26	(0.14)	(0.05)	(0.19)
Year Ended 10/31/2020	$10.59	0.28	(0.03)	0.25	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2019	$10.11	0.31	0.48	0.79	(0.31)	(0.00)(e)	(0.31)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.31	(0.17)	0.14	(0.31)	—	(0.31)
Year Ended 10/31/2016	$10.68	0.32	0.03	0.35	(0.32)	—	(0.32)
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.50	0.15	0.12	0.27	(0.15)	(0.05)	(0.20)
Year Ended 10/31/2020	$10.59	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.11	0.33	0.48	0.81	(0.33)	(0.00)(e)	(0.33)
Year Ended 10/31/2018	$10.53	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.71	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.67	0.34	0.04	0.38	(0.34)	—	(0.34)
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.51	0.10	0.12	0.22	(0.10)	(0.05)	(0.15)
Year Ended 10/31/2020	$10.59	0.21	(0.03)	0.18	(0.22)	(0.04)	(0.26)
Year Ended 10/31/2019	$10.12	0.24	0.48	0.72	(0.25)	(0.00)(e)	(0.25)
Year Ended 10/31/2018	$10.54	0.24	(0.42)	(0.18)	(0.24)	—	(0.24)
Year Ended 10/31/2017	$10.72	0.25	(0.19)	0.06	(0.24)	—	(0.24)
Year Ended 10/31/2016	$10.68	0.25	0.04	0.29	(0.25)	—	(0.25)
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.51	0.15	0.12	0.27	(0.15)	(0.05)	(0.20)
Year Ended 10/31/2020	$10.60	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.12	0.33	0.48	0.81	(0.33)	(0.00)(e)	(0.33)
Year Ended 10/31/2018	$10.54	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.72	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.69	0.34	0.03	0.37	(0.34)	—	(0.34)
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.49	0.15	0.12	0.27	(0.15)	(0.05)	(0.20)
Year Ended 10/31/2020	$10.58	0.31	(0.05)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.10	0.34	0.48	0.82	(0.34)	(0.00)(e)	(0.34)
Year Ended 10/31/2018	$10.53	0.34	(0.44)	(0.10)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.70	0.34	(0.17)	0.17	(0.34)	—	(0.34)
Year Ended 10/31/2016	$10.66	0.35	0.04	0.39	(0.35)	—	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.58	2.44%	0.84%(c)	0.72%(c)	2.56%(c)	2%	$169,569
Year Ended 10/31/2020	$10.51	2.36%	0.82%	0.73%(d)	2.70%	9%	$156,865
Year Ended 10/31/2019	$10.59	7.94%	0.82%(f)	0.76%(d),(f)	2.97%	14%	$152,575
Year Ended 10/31/2018	$10.11	(1.18%)	0.81%(g)	0.76%(d),(g)	2.98%	8%	$157,597
Year Ended 10/31/2017	$10.54	1.39%	0.84%(h)	0.77%(d),(h)	2.99%	11%	$189,260
Year Ended 10/31/2016	$10.71	3.28%	0.86%	0.77%(d)	2.95%	6%	$246,873
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.57	2.55%	0.64%(c)	0.52%(c)	2.76%(c)	2%	$6,377
Year Ended 10/31/2020	$10.50	2.47%	0.62%	0.53%(d)	2.90%	9%	$6,249
Year Ended 10/31/2019	$10.59	8.15%	0.62%(f)	0.56%(d),(f)	3.22%	14%	$5,927
Year Ended 10/31/2018	$10.11	(0.89%)	0.61%(g)	0.56%(d),(g)	3.18%	8%	$20,349
Year Ended 10/31/2017	$10.53	1.50%	0.63%	0.58%(d)	3.16%	11%	$17,306
Year Ended 10/31/2016	$10.71	3.58%	0.66%	0.57%(d)	3.15%	6%	$8,325
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.58	2.14%	1.48%(c)	1.32%(c)	1.95%(c)	2%	$17,284
Year Ended 10/31/2020	$10.51	1.71%	1.47%	1.38%(d)	2.06%	9%	$21,469
Year Ended 10/31/2019	$10.59	7.14%	1.47%(f)	1.41%(d),(f)	2.33%	14%	$23,522
Year Ended 10/31/2018	$10.12	(1.72%)	1.46%(g)	1.41%(d),(g)	2.32%	8%	$29,097
Year Ended 10/31/2017	$10.54	0.64%	1.49%(h)	1.42%(d),(h)	2.34%	11%	$44,951
Year Ended 10/31/2016	$10.72	2.70%	1.51%	1.42%(d)	2.29%	6%	$59,746
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.58	2.55%	0.64%(c)	0.52%(c)	2.76%(c)	2%	$870,505
Year Ended 10/31/2020	$10.51	2.47%	0.62%	0.53%(d)	2.90%	9%	$900,641
Year Ended 10/31/2019	$10.60	8.15%	0.62%(f)	0.56%(d),(f)	3.17%	14%	$1,012,229
Year Ended 10/31/2018	$10.12	(0.88%)	0.61%(g)	0.56%(d),(g)	3.17%	8%	$1,232,944
Year Ended 10/31/2017	$10.54	1.50%	0.63%(h)	0.57%(d),(h)	3.18%	11%	$1,679,211
Year Ended 10/31/2016	$10.72	3.48%	0.66%	0.57%(d)	3.15%	6%	$2,087,345
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.56	2.58%	0.57%(c)	0.45%(c)	2.83%(c)	2%	$28,696
Year Ended 10/31/2020	$10.49	2.54%	0.55%	0.47%	2.98%	9%	$30,056
Year Ended 10/31/2019	$10.58	8.24%	0.55%(f)	0.49%(f)	3.21%	14%	$35,836
Year Ended 10/31/2018	$10.10	(0.92%)	0.55%(g)	0.50%(g)	3.25%	8%	$15,697
Year Ended 10/31/2017	$10.53	1.67%	0.54%(h)	0.50%(h)	3.26%	11%	$12,401
Year Ended 10/31/2016	$10.70	3.68%	0.53%	0.48%	3.23%	6%	$8,895
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.52	0.15	0.12	0.27	(0.15)	(0.05)	(0.20)
Year Ended 10/31/2020	$10.61	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Year Ended 10/31/2019	$10.13	0.34	0.49	0.83	(0.35)	(0.00)(e)	(0.35)
Year Ended 10/31/2018	$10.55	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 10/31/2017(i)	$10.43	0.22	0.13(j)	0.35	(0.23)	—	(0.23)
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.50	0.14	0.13	0.27	(0.14)	(0.05)	(0.19)
Year Ended 10/31/2020	$10.59	0.29	(0.05)	0.24	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2019	$10.11	0.32	0.48	0.80	(0.32)	(0.00)(e)	(0.32)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 10/31/2016	$10.68	0.33	0.02	0.35	(0.32)	—	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.59	2.60%	0.52%(c)	0.41%(c)	2.88%(c)	2%	$2,870
Year Ended 10/31/2020	$10.52	2.59%	0.51%	0.42%	3.01%	9%	$2,495
Year Ended 10/31/2019	$10.61	8.27%	0.51%(f)	0.44%(f)	3.28%	14%	$2,542
Year Ended 10/31/2018	$10.13	(0.76%)	0.50%(g)	0.45%(g)	3.31%	8%	$1,836
Year Ended 10/31/2017(i)	$10.55	3.35%	0.51%(c)	0.47%(c)	3.25%(c)	11%	$1,865
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.58	2.57%	0.79%(c)	0.67%(c)	2.61%(c)	2%	$10,518
Year Ended 10/31/2020	$10.50	2.31%	0.77%	0.68%(d)	2.75%	9%	$10,887
Year Ended 10/31/2019	$10.59	7.99%	0.77%(f)	0.71%(d),(f)	3.02%	14%	$11,562
Year Ended 10/31/2018	$10.11	(1.13%)	0.76%(g)	0.71%(d),(g)	3.03%	8%	$12,260
Year Ended 10/31/2017	$10.54	1.44%	0.79%(h)	0.72%(d),(h)	3.03%	11%	$13,371
Year Ended 10/31/2016	$10.71	3.33%	0.81%	0.72%(d)	3.00%	6%	$14,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
30	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
32	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	15,626
Class C	—	1.00(b)	29
Class V	4.75	0.50 - 1.00(c)	213

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2021 through February 28, 2022	Prior to March 1, 2021
Class A	0.71%	0.73%
Advisor Class	0.51	0.53
Class C	1.36	1.38
Institutional Class	0.51	0.53
Institutional 2 Class	0.45	0.46
Institutional 3 Class	0.40	0.41
Class V	0.66	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,014,498,000	91,306,000	(2,678,000)	88,628,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
34	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,204,199 and $54,829,878, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
36	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 62.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
38	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2021	39

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Columbia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia Strategic California Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic California Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic California Municipal Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	3.66	10.25	3.41	5.36
	Including sales charges		0.56	6.90	2.77	5.03
Advisor Class*		03/19/13	3.73	10.56	3.67	5.57
Class C	Excluding sales charges	08/01/97	3.40	9.72	2.91	4.88
	Including sales charges		2.40	8.72	2.91	4.88
Institutional Class		09/19/05	3.73	10.52	3.64	5.62
Institutional 2 Class*		03/01/16	3.73	10.53	3.66	5.49
Institutional 3 Class*		03/01/17	3.75	10.55	3.67	5.49
Bloomberg Barclays California Municipal Bond Index			2.09	6.94	3.38	4.80
Bloomberg Barclays Municipal Bond Index			2.62	7.75	3.51	4.44
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California Municipal Bond Index is a subset of the Bloomberg Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	0.7
AA rating	38.2
A rating	25.8
BBB rating	19.5
BB rating	1.4
D rating	1.0
Not rated	13.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.60	1,021.24	3.76	3.73	0.74
Advisor Class	1,000.00	1,000.00	1,037.30	1,022.24	2.74	2.72	0.54
Class C	1,000.00	1,000.00	1,034.00	1,018.75	6.29	6.24	1.24
Institutional Class	1,000.00	1,000.00	1,037.30	1,022.24	2.74	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	1,037.30	1,022.34	2.64	2.62	0.52
Institutional 3 Class	1,000.00	1,000.00	1,037.50	1,022.59	2.39	2.37	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.010%	199,999	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.7%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	546,645
07/01/2030	5.125%	1,050,000	1,147,198
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	6,109,350
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,758,720
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,667,560
Senior Series 2020C
05/15/2031	5.000%	1,880,000	2,469,324
05/15/2050	4.000%	4,000,000	4,632,680
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,417,480
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,542,745
Norman Y Mineta San Jose International Airport SJC(c)
Refunding Revenue Bonds
Series 2021A (BAM)
03/01/2032	5.000%	2,000,000	2,633,640
03/01/2033	5.000%	1,300,000	1,703,598
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,578,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2021A
05/01/2035	5.000%	3,000,000	3,917,040
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,214,160
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,528,520
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,732,360
Total			50,599,900
Charter Schools 4.3%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,620,413
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	899,023
06/15/2049	5.000%	1,400,000	1,441,216
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,986,740
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,414,454
07/01/2045	5.000%	1,705,000	1,914,425
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,690,055
Fenton Charter Schools
Series 2020A
07/01/2050	5.000%	525,000	584,556
07/01/2058	5.000%	625,000	692,188
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,705,998
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
08/01/2048	5.000%	1,750,000	2,055,515
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,100,230
Series 2015A
07/01/2045	5.000%	1,000,000	1,120,280
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,216,550
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,127,630
07/01/2046	6.375%	155,000	174,783
Series 2020A
07/01/2050	4.000%	1,140,000	1,300,010
07/01/2055	4.000%	1,075,000	1,221,060
Total			28,265,126
Disposal 1.6%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	771,675
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	9,911,070
Total			10,682,745
Health Services 0.9%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,616,750
Higher Education 6.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,981,382
Series 2018-A
12/01/2044	5.000%	2,000,000	2,420,340
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,356,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,876,625
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,188,040
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	365,340
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,083,180
10/01/2042	5.000%	2,360,000	2,547,596
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,238,630
04/01/2041	5.000%	2,000,000	2,471,540
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,432,690
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	5,000,000	6,325,400
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,308,970
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,514,212
11/01/2043	5.875%	1,875,000	2,019,863
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2047	4.000%	2,000,000	2,367,460
Total			40,497,628
Hospital 15.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,710,700

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,174,700
11/01/2050	5.000%	2,000,000	2,488,420
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	5,255,235
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,312,000
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,744,600
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	8,034,880
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,890,195
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,193,400
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,249,780
Series 2017A
02/01/2042	4.000%	2,000,000	2,242,460
02/01/2047	5.000%	2,000,000	2,354,260
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,571,440
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,620,400
03/01/2048	5.000%	5,000,000	6,003,100
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,557,245
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,105,950
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	837,011
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,145,330
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,152,110
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	563,274
08/01/2045	4.000%	1,000,000	1,040,390
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,979,625
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,816,925
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,554,370
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,231,060
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	597,625
07/01/2048	4.000%	500,000	537,015
Total			97,963,500
Human Service Provider 1.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,350,820
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	4,031,440
Total			6,382,260

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.7%
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2028	5.000%	1,050,000	1,363,373
07/01/2029	5.000%	600,000	795,282
07/01/2030	5.000%	800,000	1,081,064
07/01/2031	5.000%	1,200,000	1,652,172
Total			4,891,891
Local Appropriation 1.5%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	840,000	847,720
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,785,450
12/01/2045	5.000%	4,000,000	5,203,600
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,179,340
Total			10,016,110
Local General Obligation 10.7%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,062,870
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,972,530
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,344,500
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	365,745
08/01/2035	0.000%	660,000	465,201
08/01/2036	0.000%	1,000,000	679,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,274,860
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,586,896
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,238,833
08/01/2043	0.000%	7,250,000	3,914,492
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,833,783
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,297,395
08/01/2030	0.000%	1,000,000	744,180
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,714,425
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,230,336
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	3,115,255
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	795,584
02/01/2045	0.000%	1,250,000	628,825
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,400,585
09/01/2032	0.000%	1,000,000	700,860
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	839,572

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,066,185
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,660,375
07/01/2044	4.000%	6,000,000	7,147,320
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,360,486
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,657,375
08/01/2033	0.000%	2,000,000	1,459,440
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,172,250
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	722,130
08/01/2034	0.000%	1,610,000	1,114,136
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,981,549
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	449,472
08/01/2031	0.000%	1,000,000	710,250
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,329,700
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,419,100
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,655,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	435,000	443,478
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	805,266
Total			70,359,969
Multi-Family 7.3%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	3,259,980
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	4,174,200
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	4,027,625
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,702,466	5,510,538
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	6,547,296	7,612,672
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,099,040
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,363,237
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,827,845
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,074,870
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,006,480

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,625,314
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	2,395,075
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,887,741
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	3,199,890
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,574,320
Total			47,638,827
Municipal Power 2.0%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,043,050
Modesto Irrigation District
Refunding Revenue Bonds
Series 2020
10/01/2031	5.000%	1,765,000	2,434,659
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,200,000	2,960,000
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,587,040
01/01/2041	5.000%	3,130,000	4,030,845
Total			13,055,594
Other Bond Issue 1.0%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,223,140
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,911,696	4,435,589
Total			6,658,729
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.9%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,562,400
Prepaid Gas 0.2%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,578,810
Recreation 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,726,590
Refunded / Escrowed 3.4%
California State Public Works Board
Prerefunded 11/13/21 Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,101,050
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,624,785
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,274,620
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,657,300
09/01/2038	5.000%	625,000	664,325
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,165,417
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	275,000	298,793
City of Redding Electric System(h)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	12.269%	105,000	113,321

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Prerefunded 05/03/21 Revenue Bonds
2nd Series 2011F
05/01/2029	5.000%	3,000,000	3,000,000
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Tax Allocation Bonds
Lien-Community Redevelopment Project
Subordinated Series 2011
12/01/2033	6.875%	1,500,000	1,557,945
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Tax Allocation Bonds
Lien-Redevelopment Project
Subordinated Series 2011A
09/01/2032	6.500%	2,000,000	2,040,900
Total			22,498,456
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 3.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,217,908
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,954,008
07/01/2044	5.000%	700,000	801,353
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,750,900
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,626,730
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,983,095
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,482,804
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,862,000
04/01/2047	5.000%	250,000	286,103
Revenue Bonds
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,298,988
Total			21,263,889
Sales Tax 2.6%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,135,800
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	16,400,000	5,183,056
Puerto Rico Sales Tax Financing Corp. Sales Tax(f)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	3,000,000	3,379,680
San Francisco Bay Area Rapid Transit District
Revenue Bonds
Sales Tax
Series 2019A
07/01/2039	4.000%	1,250,000	1,453,462
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,885,500
Total			17,037,498
Special Property Tax 5.9%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,245,000	1,250,067
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	585,000	587,369

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,290,360
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,259,240
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,825,876
09/01/2036	5.000%	2,435,000	2,792,507
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	35,000	35,741
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	840,000
09/01/2044	5.000%	1,025,000	1,142,742
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,521,405
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,446,276
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,700,000	1,898,985
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	955,000	1,029,385
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,467,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	322,542
09/01/2040	4.000%	690,000	804,609
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,134,760
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,315,002
08/01/2040	5.750%	2,000,000	2,023,280
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,044,413
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,405,000	1,660,050
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,108,150
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,274,325
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,236,690
10/01/2049	5.000%	1,000,000	1,231,600
Total			38,543,224
State Appropriated 3.4%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,296,949
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,704,575

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014B
10/01/2039	5.000%	1,000,000	1,144,210
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,875,000	2,212,763
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,443,143
California State Public Works Board(i)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2035	5.000%	3,750,000	4,781,850
Total			22,583,490
State General Obligation 8.5%
Commonwealth of Puerto Rico(f),(g)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	4,000,000	3,200,000
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,543,500
Series 2019
11/01/2029	5.000%	8,000,000	10,629,920
04/01/2045	3.250%	3,650,000	3,960,651
Various Purpose
Series 2020
03/01/2036	5.000%	1,000,000	1,304,540
03/01/2046	4.000%	1,000,000	1,183,070
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	12,536,600
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2028	5.000%	4,000,000	5,138,080
Series 2020
03/01/2035	5.000%	2,000,000	2,616,640
Series 2021
12/01/2028	5.000%	600,000	782,394
12/01/2029	5.000%	1,500,000	1,996,320
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,702,770
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
Total			55,596,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 4.2%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,472,967
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,440,100
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,132,560
06/01/2047	5.250%	1,500,000	1,554,165
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,128,666
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	1,202,000
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	5,000,000	6,071,100
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,337,700
Total			27,339,258
Turnpike / Bridge / Toll Road 4.0%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	2,914,000	3,419,754
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,577,100
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,821,950
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,562,560
06/01/2033	0.000%	2,940,000	2,165,428

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,093,375
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,634,910
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,602,350
Total			25,877,427
Water & Sewer 2.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,733,139
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,364,040
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	5,134,545
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California Department of Water Resources
Refunding Revenue Bonds
Series 2020BB
12/01/2035	5.000%	2,000,000	2,709,060
Total			13,940,784
Total Municipal Bonds (Cost $602,512,012)			646,232,248

Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	262,824	262,797
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(j)	5,344,039	5,344,039
Total Money Market Funds (Cost $5,606,853)		5,606,836
Total Investments in Securities (Cost: $608,318,865)		652,039,084
Other Assets & Liabilities, Net		3,384,341
Net Assets		655,423,425

At April 30, 2021, securities and/or cash totaling $1,568,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(180)	06/2021	USD	(23,765,625)	13,703	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $61,509,173, which represents 9.38% of total net assets.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $14,722,736, which represents 2.25% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $6,214,900, which represents 0.95% of total net assets.
(h)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of April 30, 2021.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	200,000	—	200,000
Municipal Bonds	—	646,232,248	—	646,232,248
Money Market Funds	5,606,836	—	—	5,606,836
Total Investments in Securities	5,606,836	646,432,248	—	652,039,084
Investments in Derivatives
Asset
Futures Contracts	13,703	—	—	13,703
Total	5,620,539	646,432,248	—	652,052,787
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	17

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $608,318,865)	$652,039,084
Cash	27,652
Margin deposits on:
Futures contracts	1,568,000
Receivable for:
Capital shares sold	1,798,245
Interest	6,732,796
Expense reimbursement due from Investment Manager	268
Prepaid expenses	11,493
Trustees’ deferred compensation plan	136,363
Other assets	2,044
Total assets	662,315,945
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	4,663,500
Capital shares purchased	632,182
Distributions to shareholders	1,346,566
Variation margin for futures contracts	8,437
Management services fees	8,097
Distribution and/or service fees	2,262
Transfer agent fees	40,495
Compensation of board members	37,946
Compensation of chief compliance officer	22
Other expenses	16,650
Trustees’ deferred compensation plan	136,363
Total liabilities	6,892,520
Net assets applicable to outstanding capital stock	$655,423,425
Represented by
Paid in capital	610,714,892
Total distributable earnings (loss)	44,708,533
Total - representing net assets applicable to outstanding capital stock	$655,423,425
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$337,436,859
Shares outstanding	10,730,994
Net asset value per share	$31.45
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.42
Advisor Class
Net assets	$4,935,030
Shares outstanding	156,813
Net asset value per share	$31.47
Class C
Net assets	$21,757,670
Shares outstanding	691,923
Net asset value per share	$31.45
Institutional Class
Net assets	$279,232,313
Shares outstanding	8,876,530
Net asset value per share	$31.46
Institutional 2 Class
Net assets	$2,691,225
Shares outstanding	85,434
Net asset value per share	$31.50
Institutional 3 Class
Net assets	$9,370,328
Shares outstanding	296,319
Net asset value per share	$31.62
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	19

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,024
Interest	10,232,538
Total income	10,234,562
Expenses:
Management services fees	1,456,888
Distribution and/or service fees
Class A	416,540
Class C	116,346
Transfer agent fees
Class A	126,444
Advisor Class	2,003
Class C	8,826
Institutional Class	101,018
Institutional 2 Class	731
Institutional 3 Class	325
Compensation of board members	19,364
Custodian fees	2,018
Printing and postage fees	11,535
Registration fees	6,326
Audit fees	14,750
Legal fees	8,432
Compensation of chief compliance officer	98
Other	13,669
Total expenses	2,305,313
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,848)
Fees waived by distributor
Class A	(83,370)
Class C	(34,927)
Total net expenses	2,130,168
Net investment income	8,104,394
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,453,624
Futures contracts	345,345
Net realized gain	1,798,969
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,971,021
Futures contracts	4,498
Net change in unrealized appreciation (depreciation)	12,975,519
Net realized and unrealized gain	14,774,488
Net increase in net assets resulting from operations	$22,878,882
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$8,104,394	$16,338,244
Net realized gain	1,798,969	2,626,362
Net change in unrealized appreciation (depreciation)	12,975,519	(4,868,297)
Net increase in net assets resulting from operations	22,878,882	14,096,309
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,345,868)	(12,245,624)
Advisor Class	(93,419)	(208,014)
Class C	(319,722)	(937,701)
Institutional Class	(4,520,099)	(8,232,710)
Institutional 2 Class	(41,133)	(127,101)
Institutional 3 Class	(150,357)	(287,563)
Total distributions to shareholders	(10,470,598)	(22,038,713)
Increase in net assets from capital stock activity	13,987,326	49,494,870
Total increase in net assets	26,395,610	41,552,466
Net assets at beginning of period	629,027,815	587,475,349
Net assets at end of period	$655,423,425	$629,027,815
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	588,591	18,446,984	1,166,360	36,105,850
Distributions reinvested	143,133	4,483,538	331,128	10,203,525
Redemptions	(694,357)	(21,702,638)	(1,982,048)	(60,373,410)
Net increase (decrease)	37,367	1,227,884	(484,560)	(14,064,035)
Advisor Class
Subscriptions	82,359	2,582,677	97,249	3,005,338
Distributions reinvested	2,974	93,243	6,721	207,624
Redemptions	(74,542)	(2,341,629)	(157,248)	(4,473,630)
Net increase (decrease)	10,791	334,291	(53,278)	(1,260,668)
Class C
Subscriptions	43,131	1,347,562	205,489	6,325,231
Distributions reinvested	8,945	280,203	21,835	672,864
Redemptions	(131,466)	(4,124,547)	(465,276)	(14,280,915)
Net decrease	(79,390)	(2,496,782)	(237,952)	(7,282,820)
Institutional Class
Subscriptions	1,439,246	45,089,965	4,262,955	131,703,795
Distributions reinvested	90,444	2,834,220	167,277	5,157,922
Redemptions	(1,096,479)	(34,277,932)	(2,156,268)	(65,475,173)
Net increase	433,211	13,646,253	2,273,964	71,386,544
Institutional 2 Class
Subscriptions	23,839	744,254	16,612	511,648
Distributions reinvested	1,305	40,964	4,106	126,727
Redemptions	(13,625)	(427,827)	(52,707)	(1,656,606)
Net increase (decrease)	11,519	357,391	(31,989)	(1,018,231)
Institutional 3 Class
Subscriptions	51,594	1,623,912	108,450	3,356,620
Distributions reinvested	4,765	150,101	9,252	286,718
Redemptions	(27,194)	(855,724)	(63,021)	(1,909,258)
Net increase	29,165	918,289	54,681	1,734,080
Total net increase	442,663	13,987,326	1,520,866	49,494,870

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

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Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.83	0.38	0.74	1.12	(0.38)	(0.12)	(0.50)
Year Ended 10/31/2020	$31.12	0.81	0.01(e)	0.82	(0.81)	(0.30)	(1.11)
Year Ended 10/31/2019	$29.49	1.00	1.71	2.71	(1.00)	(0.08)	(1.08)
Year Ended 10/31/2018	$30.87	1.08	(1.26)	(0.18)	(1.04)	(0.16)	(1.20)
Year Ended 10/31/2017	$31.74	1.12	(0.67)	0.45	(1.12)	(0.20)	(1.32)
Year Ended 10/31/2016	$31.59	1.16	0.31	1.47	(1.16)	(0.16)	(1.32)
Advisor Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.86	0.42	0.72	1.14	(0.41)	(0.12)	(0.53)
Year Ended 10/31/2020	$31.14	0.89	0.01(e)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019	$29.50	1.04	1.72	2.76	(1.04)	(0.08)	(1.12)
Year Ended 10/31/2018	$30.88	1.16	(1.26)	(0.10)	(1.12)	(0.16)	(1.28)
Year Ended 10/31/2017	$31.75	1.16	(0.63)	0.53	(1.20)	(0.20)	(1.40)
Year Ended 10/31/2016	$31.60	1.24	0.31	1.55	(1.24)	(0.16)	(1.40)
Class C(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.83	0.31	0.73	1.04	(0.30)	(0.12)	(0.42)
Year Ended 10/31/2020	$31.12	0.67	0.01(e)	0.68	(0.67)	(0.30)	(0.97)
Year Ended 10/31/2019	$29.49	0.84	1.71	2.55	(0.84)	(0.08)	(0.92)
Year Ended 10/31/2018	$30.87	0.92	(1.22)	(0.30)	(0.92)	(0.16)	(1.08)
Year Ended 10/31/2017	$31.75	0.96	(0.68)	0.28	(0.96)	(0.20)	(1.16)
Year Ended 10/31/2016	$31.60	1.00	0.35	1.35	(1.04)	(0.16)	(1.20)
Institutional Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.85	0.42	0.72	1.14	(0.41)	(0.12)	(0.53)
Year Ended 10/31/2020	$31.13	0.88	0.02(e)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019	$29.50	1.08	1.67	2.75	(1.04)	(0.08)	(1.12)
Year Ended 10/31/2018	$30.88	1.12	(1.22)	(0.10)	(1.12)	(0.16)	(1.28)
Year Ended 10/31/2017	$31.76	1.20	(0.68)	0.52	(1.20)	(0.20)	(1.40)
Year Ended 10/31/2016	$31.60	1.24	0.32	1.56	(1.24)	(0.16)	(1.40)
Institutional 2 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.89	0.42	0.73	1.15	(0.42)	(0.12)	(0.54)
Year Ended 10/31/2020	$31.18	0.90	0.00(e),(i)	0.90	(0.89)	(0.30)	(1.19)
Year Ended 10/31/2019	$29.54	1.00	1.80	2.80	(1.08)	(0.08)	(1.16)
Year Ended 10/31/2018	$30.92	1.16	(1.22)	(0.06)	(1.16)	(0.16)	(1.32)
Year Ended 10/31/2017	$31.80	1.20	(0.68)	0.52	(1.20)	(0.20)	(1.40)
Year Ended 10/31/2016(j)	$31.84	0.84	(0.04)(e)	0.80	(0.84)	—	(0.84)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.45	3.66%	0.80%(d)	0.74%(d)	2.46%(d)	7%	$337,437
Year Ended 10/31/2020	$30.83	2.69%	0.81%	0.78%(f)	2.64%	30%	$329,728
Year Ended 10/31/2019	$31.12	9.31%	0.82%(g)	0.80%(f),(g)	3.26%	37%	$347,854
Year Ended 10/31/2018	$29.49	(0.62%)	0.82%	0.82%(f)	3.52%	13%	$323,725
Year Ended 10/31/2017	$30.87	1.49%	0.82%(h)	0.81%(f),(h)	3.61%	17%	$339,354
Year Ended 10/31/2016	$31.74	4.78%	0.87%	0.81%(f)	3.62%	13%	$385,410
Advisor Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.47	3.73%	0.55%(d)	0.54%(d)	2.67%(d)	7%	$4,935
Year Ended 10/31/2020	$30.86	3.03%	0.56%	0.54%(f)	2.88%	30%	$4,506
Year Ended 10/31/2019	$31.14	9.59%	0.57%(g)	0.54%(f),(g)	3.37%	37%	$6,206
Year Ended 10/31/2018	$29.50	(0.38%)	0.57%	0.57%(f)	3.76%	13%	$1,363
Year Ended 10/31/2017	$30.88	1.75%	0.57%	0.56%(f)	3.82%	17%	$3,231
Year Ended 10/31/2016	$31.75	5.04%	0.63%	0.57%(f)	3.87%	13%	$1,021
Class C(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.45	3.40%	1.55%(d)	1.24%(d)	1.96%(d)	7%	$21,758
Year Ended 10/31/2020	$30.83	2.22%	1.56%	1.24%(f)	2.19%	30%	$23,783
Year Ended 10/31/2019	$31.12	8.82%	1.57%(g)	1.25%(f),(g)	2.82%	37%	$31,410
Year Ended 10/31/2018	$29.49	(1.07%)	1.57%	1.27%(f)	3.07%	13%	$35,145
Year Ended 10/31/2017	$30.87	1.03%	1.57%(h)	1.26%(f),(h)	3.16%	17%	$46,521
Year Ended 10/31/2016	$31.75	4.31%	1.62%	1.26%(f)	3.16%	13%	$54,502
Institutional Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.46	3.73%	0.55%(d)	0.54%(d)	2.66%(d)	7%	$279,232
Year Ended 10/31/2020	$30.85	3.00%	0.56%	0.54%(f)	2.87%	30%	$260,443
Year Ended 10/31/2019	$31.13	9.58%	0.57%(g)	0.55%(f),(g)	3.49%	37%	$192,055
Year Ended 10/31/2018	$29.50	(0.37%)	0.57%	0.57%(f)	3.77%	13%	$143,156
Year Ended 10/31/2017	$30.88	1.74%	0.57%(h)	0.56%(f),(h)	3.86%	17%	$120,839
Year Ended 10/31/2016	$31.76	5.04%	0.62%	0.56%(f)	3.87%	13%	$120,169
Institutional 2 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.50	3.73%	0.54%(d)	0.52%(d)	2.68%(d)	7%	$2,691
Year Ended 10/31/2020	$30.89	2.89%	0.54%	0.52%	2.92%	30%	$2,283
Year Ended 10/31/2019	$31.18	9.59%	0.56%(g)	0.53%(g)	3.29%	37%	$3,302
Year Ended 10/31/2018	$29.54	(0.21%)	0.56%	0.55%	3.80%	13%	$196
Year Ended 10/31/2017	$30.92	1.75%	0.55%(h)	0.53%(h)	3.95%	17%	$78
Year Ended 10/31/2016(j)	$31.80	2.45%	0.55%(d)	0.52%(d)	4.01%(d)	13%	$1,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.01	0.43	0.73	1.16	(0.43)	(0.12)	(0.55)
Year Ended 10/31/2020	$31.29	0.91	0.02(e)	0.93	(0.91)	(0.30)	(1.21)
Year Ended 10/31/2019	$29.65	1.08	1.72	2.80	(1.08)	(0.08)	(1.16)
Year Ended 10/31/2018	$31.03	1.16	(1.22)	(0.06)	(1.16)	(0.16)	(1.32)
Year Ended 10/31/2017(k)	$30.52	0.80	0.51(e)	1.31	(0.80)	—	(0.80)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class
10/31/2017	0.01%	0.01%	0.01%	0.01%

(i)	Rounds to zero.
(j)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$31.62	3.75%	0.49%(d)	0.47%(d)	2.73%(d)	7%	$9,370
Year Ended 10/31/2020	$31.01	3.07%	0.49%	0.47%	2.94%	30%	$8,284
Year Ended 10/31/2019	$31.29	9.63%	0.50%(g)	0.48%(g)	3.55%	37%	$6,648
Year Ended 10/31/2018	$29.65	(0.28%)	0.50%	0.50%	3.85%	13%	$3,905
Year Ended 10/31/2017(k)	$31.03	4.34%	0.52%(d)	0.51%(d)	3.93%(d)	17%	$3,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	27

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
28	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
30	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	13,703*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	345,345

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	4,498
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	32,264,907

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2021.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
32	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Distributor has contractually agreed to waive a portion of the service fee for Class A shares through February 28, 2022 so that the service fee does not exceed 0.20% annually of the average daily net assets attributable to Class A shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	40,847
Class C	—	1.00(b)	924

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2022
Class A	0.79%
Advisor Class	0.54
Class C	1.54
Institutional Class	0.54
Institutional 2 Class	0.52
Institutional 3 Class	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
34	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
608,319,000	46,632,000	(2,898,000)	43,734,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $76,496,457 and $44,080,176, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems,
36	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 21.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 31.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
38	Columbia Strategic California Municipal Income Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Strategic California Municipal Income Fund | Semiannual Report 2021	39

Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia Massachusetts Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Massachusetts Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	1.77	6.02	2.17	2.89
	Including sales charges		-1.30	2.82	1.56	2.58
Advisor Class*		03/19/13	1.89	6.29	2.43	3.14
Class C	Excluding sales charges	12/09/02	1.54	5.64	1.71	2.44
	Including sales charges		0.54	4.64	1.71	2.44
Institutional Class		06/14/93	1.89	6.28	2.43	3.14
Institutional 2 Class*		03/01/16	1.92	6.44	2.49	3.18
Institutional 3 Class*		03/01/17	1.94	6.38	2.52	3.19
Class V	Excluding sales charges	06/26/00	1.82	6.12	2.27	2.99
	Including sales charges		-3.02	1.12	1.29	2.48
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.05	6.82	3.20	3.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	6.7
AA rating	54.2
A rating	20.9
BBB rating	14.9
BB rating	3.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,017.70	1,020.89	4.07	4.08	0.81
Advisor Class	1,000.00	1,000.00	1,018.90	1,022.14	2.82	2.82	0.56
Class C	1,000.00	1,000.00	1,015.40	1,018.65	6.33	6.34	1.26
Institutional Class	1,000.00	1,000.00	1,018.90	1,022.14	2.82	2.82	0.56
Institutional 2 Class	1,000.00	1,000.00	1,019.20	1,022.44	2.52	2.52	0.50
Institutional 3 Class	1,000.00	1,000.00	1,019.40	1,022.69	2.27	2.27	0.45
Class V	1,000.00	1,000.00	1,018.20	1,021.39	3.57	3.58	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.1%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,237,280
Series 2021B
07/01/2038	5.000%	850,000	1,105,824
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,319,687
07/01/2035	5.000%	2,000,000	2,522,780
Series 2021E
07/01/2038	5.000%	1,000,000	1,299,890
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,157,659
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	711,150
Total			11,354,270
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,058,966
International Charter School
Series 2015
04/15/2025	5.000%	410,000	439,463
04/15/2033	5.000%	1,335,000	1,458,487
Total			3,956,916
Higher Education 22.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	712,440
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,397,148
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,251,255
10/01/2036	5.000%	1,140,000	1,415,527
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
10/01/2036	5.000%	1,535,000	1,929,556
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	602,910
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,821,060
01/01/2034	5.000%	1,000,000	1,210,040
Harvard University
Series 2020A
10/15/2028	5.000%	500,000	654,390
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,567,145
10/01/2028	5.000%	1,100,000	1,292,038
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	616,700
10/01/2035	5.000%	455,000	560,037
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,089,092
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,177,850
Western New England University
Series 2015
09/01/2032	5.000%	500,000	572,975
09/01/2033	5.000%	1,225,000	1,401,669
09/01/2034	5.000%	1,285,000	1,469,218
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	803,569
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	593,205
Series 2017
09/01/2037	5.000%	290,000	351,553
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,087,187
10/01/2033	5.000%	900,000	1,102,635
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,127,170
07/01/2036	4.000%	1,000,000	1,124,960
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,108,590
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,456,567
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,325,090
Series 2013J
10/01/2024	5.250%	500,000	558,450
10/01/2025	5.500%	450,000	504,513
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,073,690
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,476,250
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,062,490
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,063,580
Series 2008T-2
10/01/2029	5.000%	4,044,999	4,299,228
University of Massachusetts Building Authority
Refunding Revenue Bonds
Series 2021-1
11/01/2029	5.000%	1,200,000	1,595,640
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,625,060
Total			50,080,477
Hospital 17.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,367,952
Series 2016I
07/01/2033	5.000%	3,000,000	3,589,710
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,516,180
08/15/2034	5.000%	2,250,000	2,627,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,622,890
Series 2020
07/01/2037	5.000%	2,250,000	2,891,992
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,222,240
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,489,584
Series 2019O
12/01/2035	5.000%	175,000	220,890
Series 2021G
07/01/2038	5.000%	225,000	289,096
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,736,283
Series 2017
07/01/2031	5.000%	1,000,000	1,214,020
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,127,410
07/01/2034	5.000%	1,500,000	1,687,110
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,217,017
07/01/2037	5.000%	1,035,000	1,275,482
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,363,908
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	336,763
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,145,382
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	1,943,851
Total			38,885,603
Joint Power Authority 1.9%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,235,600

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,973,830
Total			4,209,430
Local General Obligation 4.7%
City of Boston
Unlimited General Obligation Bonds
Series 2020A
11/01/2028	5.000%	3,000,000	3,925,230
City of Cambridge
Limited General Obligation Refunding Bonds
Series 2021
02/15/2031	5.000%	2,000,000	2,736,380
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	492,721
02/01/2031	4.000%	495,000	580,665
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,621,020
Total			10,356,016
Multi-Family 1.6%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,350,324
10/01/2034	5.000%	2,000,000	2,181,560
Total			3,531,884
Other Bond Issue 5.0%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2027	5.000%	455,000	571,212
04/01/2028	5.000%	800,000	1,013,456
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,145,430
05/01/2031	5.000%	1,000,000	1,138,530
Series 2017 (BAM)
05/01/2034	5.000%	500,000	609,525
05/01/2035	5.000%	500,000	608,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,093,575
04/01/2035	5.000%	2,350,000	2,903,448
Total			11,083,856
Pool / Bond Bank 1.2%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,568,360
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,190,529
Refunded / Escrowed 8.2%
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,133,244
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,329,767
Massachusetts School Building Authority
Prerefunded 10/15/21 Revenue Bonds
Series 2011B
10/15/2027	5.000%	2,000,000	2,043,880
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,583,160
Massachusetts State College Building Authority(b)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,684,120
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,303,250

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(c)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,136,995
Total			18,214,416
Retirement Communities 2.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,426,550
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,078,083
10/01/2039	5.000%	250,000	282,230
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,618,785
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,668,225
Total			6,073,873
Sales Tax 9.4%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,657,938
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,320,240
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,222,350
Series 2006A
07/01/2022	5.250%	3,500,000	3,709,020
Series 2008B
07/01/2023	5.000%	910,000	1,004,849
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,630,640
07/01/2032	0.000%	5,105,000	4,036,013
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts School Building Authority
Revenue Bonds
Social Bonds
Series 2020A
08/15/2033	5.000%	750,000	1,002,075
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,307,880
Total			20,891,005
Single Family 0.3%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2027	5.000%	125,000	155,330
12/01/2027	5.000%	100,000	125,815
06/01/2028	5.000%	75,000	95,119
12/01/2028	5.000%	100,000	127,702
06/01/2029	5.000%	75,000	96,403
Total			600,369
State General Obligation 9.6%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,704,460
Series 2019G
09/01/2036	4.000%	2,000,000	2,410,360
Series 2020B
03/01/2032	4.000%	2,500,000	3,085,250
Limited General Obligation Refunding Bonds
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,136,620
Series 2020B
07/01/2033	5.000%	2,000,000	2,652,700
Series 2020D
11/01/2036	4.000%	1,000,000	1,230,400
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,921,800
Total			21,141,590
Student Loan 0.1%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	309,835

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,709,484
Turnpike / Bridge / Toll Road 2.8%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,518,200
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,665,918
Total			6,184,118
Water & Sewer 2.8%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,126,560
Total Municipal Bonds (Cost $204,032,752)			218,468,591
Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	122,386	122,373
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	664,712	664,712
Total Money Market Funds (Cost $787,097)		787,085
Total Investments in Securities (Cost: $204,819,849)		219,255,676
Other Assets & Liabilities, Net		2,047,719
Net Assets		221,303,395

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $1,136,995, which represents 0.51% of total net assets.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $3,287,010, which represents 1.49% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	218,468,591	—	218,468,591
Money Market Funds	787,085	—	—	787,085
Total Investments in Securities	787,085	218,468,591	—	219,255,676
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $204,819,849)	$219,255,676
Receivable for:
Capital shares sold	279,532
Interest	2,274,894
Expense reimbursement due from Investment Manager	635
Prepaid expenses	6,411
Trustees’ deferred compensation plan	103,651
Other assets	4,409
Total assets	221,925,208
Liabilities
Due to custodian	14,121
Payable for:
Capital shares purchased	77,597
Distributions to shareholders	381,707
Management services fees	2,849
Distribution and/or service fees	279
Transfer agent fees	24,290
Compensation of board members	3,367
Compensation of chief compliance officer	10
Other expenses	13,942
Trustees’ deferred compensation plan	103,651
Total liabilities	621,813
Net assets applicable to outstanding capital stock	$221,303,395
Represented by
Paid in capital	206,550,887
Total distributable earnings (loss)	14,752,508
Total - representing net assets applicable to outstanding capital stock	$221,303,395
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$27,836,622
Shares outstanding	2,601,210
Net asset value per share	$10.70
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.03
Advisor Class
Net assets	$3,970,639
Shares outstanding	371,335
Net asset value per share	$10.69
Class C
Net assets	$1,979,584
Shares outstanding	185,042
Net asset value per share	$10.70
Institutional Class
Net assets	$174,456,538
Shares outstanding	16,301,948
Net asset value per share	$10.70
Institutional 2 Class
Net assets	$274,881
Shares outstanding	25,638
Net asset value per share	$10.72
Institutional 3 Class
Net assets	$162,587
Shares outstanding	15,119
Net asset value per share	$10.75
Class V
Net assets	$12,622,544
Shares outstanding	1,179,529
Net asset value per share	$10.70
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$703
Interest	3,178,979
Total income	3,179,682
Expenses:
Management services fees	533,857
Distribution and/or service fees
Class A	35,381
Class C	11,863
Class V	9,284
Transfer agent fees
Class A	18,618
Advisor Class	2,549
Class C	1,554
Institutional Class	118,176
Institutional 2 Class	88
Institutional 3 Class	17
Class V	8,143
Compensation of board members	8,896
Custodian fees	880
Printing and postage fees	6,268
Registration fees	15,041
Audit fees	14,750
Legal fees	5,260
Compensation of chief compliance officer	35
Other	6,599
Total expenses	797,259
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(103,201)
Fees waived by distributor
Class C	(3,562)
Total net expenses	690,496
Net investment income	2,489,186
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	239,589
Net realized gain	239,589
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,465,364
Net change in unrealized appreciation (depreciation)	1,465,364
Net realized and unrealized gain	1,704,953
Net increase in net assets resulting from operations	$4,194,139
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$2,489,186	$5,595,123
Net realized gain	239,589	32,131
Net change in unrealized appreciation (depreciation)	1,465,364	(590,122)
Net increase in net assets resulting from operations	4,194,139	5,037,132
Distributions to shareholders
Net investment income and net realized gains
Class A	(284,057)	(607,373)
Advisor Class	(43,712)	(87,381)
Class C	(18,484)	(54,989)
Institutional Class	(2,027,692)	(4,649,852)
Institutional 2 Class	(2,905)	(7,304)
Institutional 3 Class	(1,978)	(4,177)
Class V	(130,367)	(296,003)
Total distributions to shareholders	(2,509,195)	(5,707,079)
Increase (decrease) in net assets from capital stock activity	(9,949,455)	8,569,308
Total increase (decrease) in net assets	(8,264,511)	7,899,361
Net assets at beginning of period	229,567,906	221,668,545
Net assets at end of period	$221,303,395	$229,567,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	304,681	3,269,089	510,066	5,433,137
Distributions reinvested	23,671	253,309	52,804	560,859
Redemptions	(364,246)	(3,906,920)	(177,221)	(1,889,957)
Net increase (decrease)	(35,894)	(384,522)	385,649	4,104,039
Advisor Class
Subscriptions	26,749	286,519	100,929	1,060,437
Distributions reinvested	4,078	43,600	8,211	87,133
Redemptions	(20,732)	(222,009)	(47,585)	(490,564)
Net increase	10,095	108,110	61,555	657,006
Class C
Subscriptions	7,129	76,135	19,488	207,144
Distributions reinvested	1,650	17,668	4,683	49,738
Redemptions	(70,152)	(751,889)	(104,031)	(1,109,475)
Net decrease	(61,373)	(658,086)	(79,860)	(852,593)
Institutional Class
Subscriptions	311,611	3,342,254	2,998,862	31,902,192
Distributions reinvested	14,202	151,992	30,524	324,242
Redemptions	(1,189,062)	(12,712,105)	(2,552,449)	(26,987,236)
Net increase (decrease)	(863,249)	(9,217,859)	476,937	5,239,198
Institutional 2 Class
Subscriptions	4,380	47,170	20,351	216,419
Distributions reinvested	261	2,793	661	7,039
Redemptions	(261)	(2,793)	(38,020)	(402,206)
Net increase (decrease)	4,380	47,170	(17,008)	(178,748)
Institutional 3 Class
Subscriptions	117	1,269	3,929	42,117
Distributions reinvested	173	1,858	367	3,910
Redemptions	(1,348)	(14,540)	(51)	(543)
Net increase (decrease)	(1,058)	(11,413)	4,245	45,484
Class V
Subscriptions	30,494	325,047	21,356	227,156
Distributions reinvested	7,053	75,486	15,989	169,826
Redemptions	(21,835)	(233,388)	(79,541)	(842,060)
Net increase (decrease)	15,712	167,145	(42,196)	(445,078)
Total net increase (decrease)	(931,387)	(9,949,455)	789,322	8,569,308
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

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Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.62	0.11	0.08	0.19	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2020	$10.65	0.24	(0.03)	0.21	(0.23)	(0.01)	(0.24)
Year Ended 10/31/2019	$10.17	0.29	0.51	0.80	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2018	$10.62	0.28	(0.42)	(0.14)	(0.28)	(0.03)	(0.31)
Year Ended 10/31/2017	$10.88	0.29	(0.19)	0.10	(0.29)	(0.07)	(0.36)
Year Ended 10/31/2016	$10.93	0.31	(0.05)	0.26	(0.31)	(0.00)(c)	(0.31)
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.61	0.12	0.08	0.20	(0.12)	(0.00)(c)	(0.12)
Year Ended 10/31/2020	$10.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.16	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.61	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.87	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.92	0.33	(0.05)	0.28	(0.33)	(0.00)(c)	(0.33)
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.62	0.08	0.08	0.16	(0.08)	(0.00)(c)	(0.08)
Year Ended 10/31/2020	$10.64	0.19	(0.02)	0.17	(0.18)	(0.01)	(0.19)
Year Ended 10/31/2019	$10.16	0.24	0.51	0.75	(0.24)	(0.03)	(0.27)
Year Ended 10/31/2018	$10.62	0.24	(0.44)	(0.20)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2017	$10.88	0.24	(0.19)	0.05	(0.24)	(0.07)	(0.31)
Year Ended 10/31/2016	$10.93	0.26	(0.05)	0.21	(0.26)	(0.00)(c)	(0.26)
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.62	0.12	0.08	0.20	(0.12)	(0.00)(c)	(0.12)
Year Ended 10/31/2020	$10.65	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.17	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.62	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.88	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.93	0.33	(0.05)	0.28	(0.33)	(0.00)(c)	(0.33)
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.64	0.12	0.08	0.20	(0.12)	(0.00)(c)	(0.12)
Year Ended 10/31/2020	$10.66	0.28	(0.02)	0.26	(0.27)	(0.01)	(0.28)
Year Ended 10/31/2019	$10.18	0.32	0.51	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.64	0.31	(0.43)	(0.12)	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2017	$10.90	0.32	(0.19)	0.13	(0.32)	(0.07)	(0.39)
Year Ended 10/31/2016(g)	$11.03	0.23	(0.13)	0.10	(0.23)	—	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.70	1.77%	0.90%(d)	0.81%(d)	1.99%(d)	7%	$27,837
Year Ended 10/31/2020	$10.62	2.02%	0.90%	0.81%(e)	2.23%	13%	$28,012
Year Ended 10/31/2019	$10.65	7.92%	0.90%	0.80%(e)	2.75%	15%	$23,968
Year Ended 10/31/2018	$10.17	(1.36%)	0.90%	0.81%(e)	2.72%	13%	$19,046
Year Ended 10/31/2017	$10.62	0.95%	0.90%(f)	0.78%(e),(f)	2.74%	5%	$18,512
Year Ended 10/31/2016	$10.88	2.34%	0.96%	0.81%(e)	2.77%	16%	$27,398
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.69	1.89%	0.65%(d)	0.56%(d)	2.24%(d)	7%	$3,971
Year Ended 10/31/2020	$10.61	2.27%	0.65%	0.56%(e)	2.48%	13%	$3,834
Year Ended 10/31/2019	$10.64	8.19%	0.65%	0.55%(e)	3.00%	15%	$3,188
Year Ended 10/31/2018	$10.16	(1.12%)	0.65%	0.56%(e)	2.97%	13%	$2,568
Year Ended 10/31/2017	$10.61	1.20%	0.66%(f)	0.54%(e),(f)	2.98%	5%	$3,502
Year Ended 10/31/2016	$10.87	2.60%	0.71%	0.56%(e)	3.02%	16%	$3,804
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.70	1.54%	1.65%(d)	1.26%(d)	1.53%(d)	7%	$1,980
Year Ended 10/31/2020	$10.62	1.65%	1.65%	1.26%(e)	1.80%	13%	$2,617
Year Ended 10/31/2019	$10.64	7.44%	1.65%	1.25%(e)	2.32%	15%	$3,472
Year Ended 10/31/2018	$10.16	(1.90%)	1.65%	1.26%(e)	2.27%	13%	$5,780
Year Ended 10/31/2017	$10.62	0.50%	1.66%(f)	1.24%(e),(f)	2.29%	5%	$7,470
Year Ended 10/31/2016	$10.88	1.88%	1.71%	1.26%(e)	2.32%	16%	$10,315
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.70	1.89%	0.65%(d)	0.56%(d)	2.24%(d)	7%	$174,457
Year Ended 10/31/2020	$10.62	2.27%	0.65%	0.56%(e)	2.49%	13%	$182,343
Year Ended 10/31/2019	$10.65	8.19%	0.65%	0.55%(e)	3.01%	15%	$177,665
Year Ended 10/31/2018	$10.17	(1.11%)	0.65%	0.56%(e)	2.97%	13%	$166,289
Year Ended 10/31/2017	$10.62	1.20%	0.66%(f)	0.54%(e),(f)	2.98%	5%	$199,199
Year Ended 10/31/2016	$10.88	2.60%	0.71%	0.56%(e)	3.03%	16%	$235,472
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.72	1.92%	0.59%(d)	0.50%(d)	2.30%(d)	7%	$275
Year Ended 10/31/2020	$10.64	2.43%	0.59%	0.49%	2.61%	13%	$226
Year Ended 10/31/2019	$10.66	8.25%	0.59%	0.49%	3.03%	15%	$408
Year Ended 10/31/2018	$10.18	(1.15%)	0.57%	0.50%	3.01%	13%	$41
Year Ended 10/31/2017	$10.64	1.28%	0.56%(f)	0.47%(f)	3.05%	5%	$10
Year Ended 10/31/2016(g)	$10.90	0.86%	0.59%(d)	0.47%(d)	3.07%(d)	16%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.67	0.13	0.08	0.21	(0.13)	(0.00)(c)	(0.13)
Year Ended 10/31/2020	$10.70	0.27	(0.02)	0.25	(0.27)	(0.01)	(0.28)
Year Ended 10/31/2019	$10.22	0.33	0.50	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.67	0.32	(0.42)	(0.10)	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2017(h)	$10.56	0.22	0.11(i)	0.33	(0.22)	—	(0.22)
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.62	0.11	0.08	0.19	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2020	$10.65	0.25	(0.03)	0.22	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2019	$10.17	0.30	0.51	0.81	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2018	$10.62	0.29	(0.42)	(0.13)	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2017	$10.88	0.30	(0.19)	0.11	(0.30)	(0.07)	(0.37)
Year Ended 10/31/2016	$10.93	0.32	(0.05)	0.27	(0.32)	(0.00)(c)	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.03%	0.02%	0.02%	0.02%	0.02%	0.02%

(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.75	1.94%	0.54%(d)	0.45%(d)	2.35%(d)	7%	$163
Year Ended 10/31/2020	$10.67	2.38%	0.54%	0.45%	2.58%	13%	$173
Year Ended 10/31/2019	$10.70	8.28%	0.54%	0.44%	3.12%	15%	$128
Year Ended 10/31/2018	$10.22	(0.99%)	0.54%	0.45%	3.08%	13%	$108
Year Ended 10/31/2017(h)	$10.67	3.10%	0.55%(d)	0.45%(d)	3.21%(d)	5%	$110
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.70	1.82%	0.80%(d)	0.71%(d)	2.09%(d)	7%	$12,623
Year Ended 10/31/2020	$10.62	2.12%	0.80%	0.71%(e)	2.34%	13%	$12,363
Year Ended 10/31/2019	$10.65	8.03%	0.80%	0.70%(e)	2.86%	15%	$12,839
Year Ended 10/31/2018	$10.17	(1.26%)	0.80%	0.71%(e)	2.82%	13%	$15,825
Year Ended 10/31/2017	$10.62	1.05%	0.81%(f)	0.69%(e),(f)	2.83%	5%	$17,934
Year Ended 10/31/2016	$10.88	2.45%	0.86%	0.71%(e)	2.88%	16%	$18,697
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
24	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	6,678
Class C	—	1.00(b)	407
Class V	4.75	0.50 - 1.00(c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2022
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 2 Class	0.50
Institutional 3 Class	0.45
Class V	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
204,820,000	14,529,000	(93,000)	14,436,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,504,739 and $16,507,963, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
28	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 75.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia Strategic New York Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic New York Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic New York Municipal Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	4.79	11.42	3.32	4.67
	Including sales charges		1.64	8.05	2.68	4.36
Advisor Class*		03/19/13	4.89	11.67	3.57	4.88
Class C	Excluding sales charges	08/01/97	4.53	11.00	2.84	4.20
	Including sales charges		3.53	10.00	2.84	4.20
Institutional Class*		09/01/11	4.89	11.74	3.58	4.91
Institutional 2 Class*		11/08/12	4.94	11.82	3.61	4.91
Institutional 3 Class*		03/01/17	4.96	11.89	3.57	4.80
Bloomberg Barclays New York Municipal Bond Index			3.50	8.00	3.24	4.19
Bloomberg Barclays Municipal Bond Index			2.62	7.75	3.51	4.44
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	4.9
AA rating	27.1
A rating	37.8
BBB rating	17.6
BB rating	2.1
B rating	1.1
D rating	0.9
Not rated	8.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.90	1,020.99	4.03	3.98	0.79
Advisor Class	1,000.00	1,000.00	1,048.90	1,022.24	2.76	2.72	0.54
Class C	1,000.00	1,000.00	1,045.30	1,018.75	6.32	6.24	1.24
Institutional Class	1,000.00	1,000.00	1,048.90	1,022.24	2.76	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	1,049.40	1,022.34	2.66	2.62	0.52
Institutional 3 Class	1,000.00	1,000.00	1,049.60	1,022.54	2.45	2.42	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.1%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,088,180
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	694,596
12/01/2041	4.000%	600,000	692,580
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	2,000,000	2,505,320
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2042	4.000%	1,800,000	2,107,944
Total			8,088,620
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	644,894
Charter Schools 2.1%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,052,010
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,559,340
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	288,786
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,152,700
Total			4,052,836
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.0%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	2,059,120
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,729,650
Higher Education 6.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,123,130
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	822,075
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	272,226
07/01/2034	5.000%	500,000	590,990
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,147,590
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,717,890
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,148,540
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	574,455
Revenue Bonds
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,254,400
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,554,587
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,471,100
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	320,405
Total			11,997,388
Hospital 9.7%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,140,440
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	571,140
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	838,328
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	402,077
07/01/2041	5.000%	695,000	857,783
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	2,252,440
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	427,399
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,263,460
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,111,510
Series 2016
07/01/2040	4.000%	1,000,000	1,117,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	1,000,000	1,267,290
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,325,560
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	457,440
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,011,378
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,031,770
Total			19,075,695
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	801,424
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	315,000	317,800
Joint Power Authority 0.9%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,167,540
11/15/2055	4.000%	500,000	581,055
Total			1,748,595
Local Appropriation 0.5%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,068,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 9.4%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	1,000,000	1,328,640
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	611,355
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,153,020
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,875,920
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	571,745
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	668,028
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,786,960
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	326,997
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,506,640
Series 2017B
04/01/2037	5.000%	2,000,000	2,402,180
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,240,460
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,167,910
Total			18,639,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 7.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	585,660
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	155,000	157,246
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,136,240
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,634,310
11/01/2049	3.650%	1,000,000	1,060,680
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,093,290
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	2,104,900
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	569,355
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	803,040
Series 2019D
11/01/2044	3.700%	1,000,000	1,084,980
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	885,662
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,439,343
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	574,630
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	849,040
Total			14,978,376

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 2.8%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,128,740
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,596,660
Series 2018
09/01/2038	5.000%	1,000,000	1,254,660
Unrefunded Revenue Bonds
Series 2012A
09/01/2037	5.000%	670,000	710,662
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	1,000,000	925,000
Total			5,615,722
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,628,715
Other Bond Issue 2.0%
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,710,870
04/30/2053	4.000%	2,000,000	2,267,260
Total			3,978,130
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	388,333
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,054
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 8.6%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,687,763
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,124,520
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,205,700
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,198,150
Series 2018-207
09/15/2043	4.000%	1,500,000	1,690,620
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,462,750
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,825,000	2,153,427
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,563,830
Total			17,086,760
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	572,150
06/01/2035	5.000%	700,000	800,975
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	557,255
Total			1,930,380
Recreation 1.9%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,000,881

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	568,510
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,256,160
Total			3,825,551
Refunded / Escrowed 2.0%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	257,985
07/01/2030	5.000%	180,000	206,388
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	351,404
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,146,600
Onondaga Civic Development Corp.
Prerefunded 12/01/21 Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,002,202
Total			3,964,579
Resource Recovery 1.1%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	838,538
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,242,291
Total			2,080,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	867,720
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	1,064,020
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	2,116,060
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,762,592
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,781,409
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	488,795
09/15/2053	5.250%	1,000,000	966,720
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	501,714
Total			9,549,030
Sales Tax 0.6%
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	3,850,000	1,216,754
Single Family 1.0%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	370,000	404,639

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,080,550
04/01/2038	3.850%	385,000	416,416
Total			1,901,605
Special Non Property Tax 9.2%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,032,875
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,493,080
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,358,940
Subordinated Series 2020
05/01/2045	4.000%	1,500,000	1,755,375
Subordinated Series 2020D
11/01/2045	4.000%	1,000,000	1,169,580
Subordinated Series 2020D-S
11/01/2035	4.000%	1,500,000	1,816,290
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,702,500
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,564,000
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	2,000,000	2,324,560
Total			18,217,200
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,095,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	500,325
Total			1,595,475
State General Obligation 0.4%
Commonwealth of Puerto Rico(c),(d)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	1,000,000	800,000
Tobacco 3.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,052,890
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,121,140
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,484,410
Total			6,658,440
Transportation 7.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,623,810
11/15/2042	4.000%	2,000,000	2,242,480
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,159,740
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,450,720
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,447,000
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,405,188
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,900,639

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,128,900
Total			14,358,477
Turnpike / Bridge / Toll Road 1.4%
New York State Thruway Authority
Revenue Bonds
Series 2019B
01/01/2045	4.000%	2,415,000	2,758,172
Water & Sewer 5.3%
New York City Water & Sewer System
Refunding Revenue Bonds
Second General Resolution
Subordinated Series 2020
06/15/2042	4.000%	2,000,000	2,386,360
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	1,805,000	2,107,410
Series 2017
06/15/2048	5.000%	2,000,000	2,447,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,445,360
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,098,590
Total			10,485,700
Total Municipal Bonds (Cost $180,157,635)			193,257,259

Money Market Funds 0.9%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	1,675,836	1,675,836
Total Money Market Funds (Cost $1,675,836)		1,675,836
Total Investments in Securities (Cost: $181,833,471)		194,933,095
Other Assets & Liabilities, Net		2,573,991
Net Assets		197,507,086

At April 30, 2021, securities and/or cash totaling $427,000 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(80)	06/2021	USD	(10,562,500)	—	(9,608)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $7,494,390, which represents 3.79% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $2,941,754, which represents 1.49% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $1,725,000, which represents 0.87% of total net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	193,257,259	—	193,257,259
Money Market Funds	1,675,836	—	—	1,675,836
Total Investments in Securities	1,675,836	193,257,259	—	194,933,095
Investments in Derivatives
Liability
Futures Contracts	(9,608)	—	—	(9,608)
Total	1,666,228	193,257,259	—	194,923,487
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	13

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $181,833,471)	$194,933,095
Cash	3,162
Margin deposits on:
Futures contracts	427,000
Receivable for:
Capital shares sold	504,313
Interest	2,440,708
Expense reimbursement due from Investment Manager	389
Prepaid expenses	6,003
Trustees’ deferred compensation plan	89,957
Other assets	389
Total assets	198,405,016
Liabilities
Payable for:
Capital shares purchased	367,788
Distributions to shareholders	401,214
Variation margin for futures contracts	3,750
Management services fees	2,542
Distribution and/or service fees	1,059
Transfer agent fees	12,041
Compensation of board members	3,283
Compensation of chief compliance officer	8
Other expenses	16,288
Trustees’ deferred compensation plan	89,957
Total liabilities	897,930
Net assets applicable to outstanding capital stock	$197,507,086
Represented by
Paid in capital	182,742,567
Total distributable earnings (loss)	14,764,519
Total - representing net assets applicable to outstanding capital stock	$197,507,086
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$117,645,002
Shares outstanding	3,851,099
Net asset value per share	$30.55
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.49
Advisor Class
Net assets	$11,316,764
Shares outstanding	371,020
Net asset value per share	$30.50
Class C
Net assets	$13,168,690
Shares outstanding	431,271
Net asset value per share	$30.53
Institutional Class
Net assets	$52,559,644
Shares outstanding	1,722,041
Net asset value per share	$30.52
Institutional 2 Class
Net assets	$1,959,702
Shares outstanding	64,366
Net asset value per share	$30.45
Institutional 3 Class
Net assets	$857,284
Shares outstanding	28,069
Net asset value per share	$30.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	15

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$498
Interest	3,171,038
Total income	3,171,536
Expenses:
Management services fees	460,505
Distribution and/or service fees
Class A	145,591
Class C	73,694
Transfer agent fees
Class A	45,152
Advisor Class	3,965
Class C	5,707
Institutional Class	20,079
Institutional 2 Class	569
Institutional 3 Class	56
Compensation of board members	8,642
Custodian fees	878
Printing and postage fees	8,794
Registration fees	7,273
Audit fees	14,750
Legal fees	4,998
Compensation of chief compliance officer	29
Other	7,434
Total expenses	808,116
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,843)
Fees waived by distributor
Class C	(22,123)
Total net expenses	729,150
Net investment income	2,442,386
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,231,826
Futures contracts	108,728
Net realized gain	1,340,554
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,411,895
Futures contracts	(12,759)
Net change in unrealized appreciation (depreciation)	5,399,136
Net realized and unrealized gain	6,739,690
Net increase in net assets resulting from operations	$9,182,076
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$2,442,386	$5,242,242
Net realized gain	1,340,554	1,267,380
Net change in unrealized appreciation (depreciation)	5,399,136	(4,099,035)
Net increase in net assets resulting from operations	9,182,076	2,410,587
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,095,167)	(4,138,805)
Advisor Class	(194,785)	(275,752)
Class C	(234,068)	(576,783)
Institutional Class	(996,672)	(2,026,365)
Institutional 2 Class	(37,254)	(123,489)
Institutional 3 Class	(15,646)	(29,043)
Total distributions to shareholders	(3,573,592)	(7,170,237)
Decrease in net assets from capital stock activity	(1,291,636)	(2,968,280)
Total increase (decrease) in net assets	4,316,848	(7,727,930)
Net assets at beginning of period	193,190,238	200,918,168
Net assets at end of period	$197,507,086	$193,190,238
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	183,818	5,595,530	422,916	12,672,896
Distributions reinvested	58,031	1,757,215	116,953	3,489,501
Redemptions	(261,327)	(7,914,324)	(534,228)	(15,820,061)
Net increase (decrease)	(19,478)	(561,579)	5,641	342,336
Advisor Class
Subscriptions	88,995	2,695,555	209,041	6,186,571
Distributions reinvested	6,435	194,582	9,242	275,335
Redemptions	(33,201)	(1,003,715)	(123,380)	(3,539,100)
Net increase	62,229	1,886,422	94,903	2,922,806
Class C
Subscriptions	17,550	533,118	42,109	1,254,123
Distributions reinvested	6,437	194,732	14,678	438,106
Redemptions	(101,771)	(3,094,488)	(198,188)	(5,882,829)
Net decrease	(77,784)	(2,366,638)	(141,401)	(4,190,600)
Institutional Class
Subscriptions	142,433	4,316,804	447,925	13,390,822
Distributions reinvested	21,702	656,680	46,458	1,386,415
Redemptions	(171,836)	(5,202,380)	(507,541)	(14,892,044)
Net decrease	(7,701)	(228,896)	(13,158)	(114,807)
Institutional 2 Class
Subscriptions	1,167	35,464	—	—
Distributions reinvested	1,227	37,052	4,125	123,089
Redemptions	(4,851)	(146,306)	(76,658)	(2,101,812)
Net decrease	(2,457)	(73,790)	(72,533)	(1,978,723)
Institutional 3 Class
Subscriptions	3,107	93,682	2,947	85,595
Distributions reinvested	510	15,445	960	28,647
Redemptions	(1,849)	(56,282)	(2,076)	(63,534)
Net increase	1,768	52,845	1,831	50,708
Total net decrease	(43,423)	(1,291,636)	(124,717)	(2,968,280)

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

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Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.68	0.37	1.04	1.41	(0.36)	(0.18)	(0.54)
Year Ended 10/31/2020	$30.29	0.78	(0.32)	0.46	(0.78)	(0.29)	(1.07)
Year Ended 10/31/2019	$28.51	0.88	1.78	2.66	(0.88)	—	(0.88)
Year Ended 10/31/2018	$29.81	0.92	(1.22)	(0.30)	(0.96)	(0.04)	(1.00)
Year Ended 10/31/2017	$30.33	0.96	(0.52)	0.44	(0.92)	(0.04)	(0.96)
Year Ended 10/31/2016	$30.01	0.96	0.40	1.36	(0.96)	(0.08)	(1.04)
Advisor Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.64	0.41	1.03	1.44	(0.40)	(0.18)	(0.58)
Year Ended 10/31/2020	$30.25	0.85	(0.32)	0.53	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019	$28.47	0.96	1.78	2.74	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.77	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.27	1.04	(0.50)	0.54	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2016	$29.97	1.00	0.42	1.42	(1.04)	(0.08)	(1.12)
Class C(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.67	0.30	1.04	1.34	(0.30)	(0.18)	(0.48)
Year Ended 10/31/2020	$30.28	0.65	(0.33)	0.32	(0.64)	(0.29)	(0.93)
Year Ended 10/31/2019	$28.50	0.76	1.78	2.54	(0.76)	—	(0.76)
Year Ended 10/31/2018	$29.80	0.80	(1.26)	(0.46)	(0.80)	(0.04)	(0.84)
Year Ended 10/31/2017	$30.31	0.80	(0.47)	0.33	(0.80)	(0.04)	(0.84)
Year Ended 10/31/2016	$30.00	0.84	0.35	1.19	(0.80)	(0.08)	(0.88)
Institutional Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.66	0.41	1.03	1.44	(0.40)	(0.18)	(0.58)
Year Ended 10/31/2020	$30.26	0.85	(0.31)	0.54	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019	$28.49	0.96	1.77	2.73	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.79	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.30	1.04	(0.51)	0.53	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2016	$29.99	1.04	0.39	1.43	(1.04)	(0.08)	(1.12)
Institutional 2 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.58	0.41	1.04	1.45	(0.40)	(0.18)	(0.58)
Year Ended 10/31/2020	$30.19	0.86	(0.32)	0.54	(0.86)	(0.29)	(1.15)
Year Ended 10/31/2019	$28.42	0.96	1.77	2.73	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.72	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.22	1.04	(0.50)	0.54	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2016	$29.92	1.00	0.42	1.42	(1.04)	(0.08)	(1.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.55	4.79%	0.85%(d)	0.79%(d)	2.44%(d)	13%	$117,645
Year Ended 10/31/2020	$29.68	1.59%	0.85%(e)	0.80%(e),(f)	2.63%	26%	$114,883
Year Ended 10/31/2019	$30.29	9.37%	0.85%	0.80%(f)	3.00%	46%	$117,062
Year Ended 10/31/2018	$28.51	(1.02%)	0.85%	0.80%(f)	3.21%	19%	$120,625
Year Ended 10/31/2017	$29.81	1.59%	0.85%	0.79%(f)	3.21%	7%	$134,602
Year Ended 10/31/2016	$30.33	4.53%	0.91%	0.80%(f)	3.17%	9%	$179,419
Advisor Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.50	4.89%	0.60%(d)	0.54%(d)	2.69%(d)	13%	$11,317
Year Ended 10/31/2020	$29.64	1.84%	0.60%(e)	0.55%(e),(f)	2.88%	26%	$9,151
Year Ended 10/31/2019	$30.25	9.66%	0.60%	0.55%(f)	3.23%	46%	$6,470
Year Ended 10/31/2018	$28.47	(0.78%)	0.60%	0.55%(f)	3.48%	19%	$4,821
Year Ended 10/31/2017	$29.77	1.84%	0.59%	0.55%(f)	3.46%	7%	$2,518
Year Ended 10/31/2016	$30.27	4.80%	0.66%	0.56%(f)	3.32%	9%	$291
Class C(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.53	4.53%	1.60%(d)	1.24%(d)	1.99%(d)	13%	$13,169
Year Ended 10/31/2020	$29.67	1.10%	1.60%(e)	1.25%(e),(f)	2.18%	26%	$15,103
Year Ended 10/31/2019	$30.28	9.04%	1.60%	1.25%(f)	2.56%	46%	$19,693
Year Ended 10/31/2018	$28.50	(1.60%)	1.60%	1.25%(f)	2.76%	19%	$21,111
Year Ended 10/31/2017	$29.80	1.13%	1.60%	1.24%(f)	2.76%	7%	$27,972
Year Ended 10/31/2016	$30.31	4.07%	1.66%	1.25%(f)	2.69%	9%	$30,350
Institutional Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.52	4.89%	0.60%(d)	0.54%(d)	2.69%(d)	13%	$52,560
Year Ended 10/31/2020	$29.66	1.77%	0.60%(e)	0.55%(e),(f)	2.88%	26%	$51,296
Year Ended 10/31/2019	$30.26	9.80%	0.60%	0.55%(f)	3.24%	46%	$52,745
Year Ended 10/31/2018	$28.49	(0.91%)	0.60%	0.55%(f)	3.46%	19%	$41,072
Year Ended 10/31/2017	$29.79	1.84%	0.60%	0.55%(f)	3.48%	7%	$46,257
Year Ended 10/31/2016	$30.30	4.79%	0.66%	0.55%(f)	3.40%	9%	$25,827
Institutional 2 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.45	4.94%	0.58%(d)	0.52%(d)	2.71%(d)	13%	$1,960
Year Ended 10/31/2020	$29.58	1.78%	0.58%(e)	0.53%(e)	2.89%	26%	$1,977
Year Ended 10/31/2019	$30.19	9.84%	0.58%	0.53%	3.28%	46%	$4,207
Year Ended 10/31/2018	$28.42	(0.91%)	0.58%	0.54%	3.46%	19%	$5,457
Year Ended 10/31/2017	$29.72	1.98%	0.59%	0.54%	3.46%	7%	$6,497
Year Ended 10/31/2016	$30.22	4.71%	0.60%	0.51%	3.33%	9%	$390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$29.67	0.42	1.04	1.46	(0.41)	(0.18)	(0.59)
Year Ended 10/31/2020	$30.28	0.87	(0.32)	0.55	(0.87)	(0.29)	(1.16)
Year Ended 10/31/2019	$28.50	0.96	1.78	2.74	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.80	1.04	(1.26)	(0.22)	(1.04)	(0.04)	(1.08)
Year Ended 10/31/2017(g)	$29.32	0.68	0.48(h)	1.16	(0.68)	—	(0.68)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 4/30/2021 (Unaudited)	$30.54	4.96%	0.54%(d)	0.48%(d)	2.76%(d)	13%	$857
Year Ended 10/31/2020	$29.67	1.87%	0.54%(e)	0.49%(e)	2.95%	26%	$780
Year Ended 10/31/2019	$30.28	9.71%	0.54%	0.49%	3.17%	46%	$741
Year Ended 10/31/2018	$28.50	(0.72%)	0.54%	0.50%	3.49%	19%	$38
Year Ended 10/31/2017(g)	$29.80	4.00%	0.54%(d)	0.50%(d)	3.62%(d)	7%	$105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	23

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
24	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	9,608*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	108,728

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(12,759)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	11,432,235

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
28	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	12,983
Class C	—	1.00(b)	176

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2021 through February 28, 2022	Prior to March 1, 2021
Class A	0.78%	0.80%
Advisor Class	0.53	0.55
Class C	1.53	1.55
Institutional Class	0.53	0.55
Institutional 2 Class	0.51	0.53
Institutional 3 Class	0.46	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
181,833,000	13,186,000	(96,000)	13,090,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,028,532 and $24,151,668, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted
32	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 15.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2021	35

Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia New York Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia New York Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia New York Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	2.72	7.17	2.40	3.09
	Including sales charges		-0.36	3.95	1.78	2.77
Advisor Class*		03/19/13	2.76	7.35	2.64	3.34
Class C	Excluding sales charges	11/25/02	2.40	6.69	1.94	2.64
	Including sales charges		1.40	5.69	1.94	2.64
Institutional Class		12/31/91	2.85	7.44	2.66	3.35
Institutional 2 Class*		03/01/16	2.88	7.50	2.74	3.38
Institutional 3 Class*		03/01/17	2.90	7.54	2.73	3.38
Class V	Excluding sales charges	12/31/91	2.77	7.28	2.50	3.19
	Including sales charges		-2.13	2.17	1.51	2.69
Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index			2.93	7.19	2.90	3.64
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.05	6.82	3.20	3.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	6.3
AA rating	27.0
A rating	51.2
BBB rating	10.6
Not rated	4.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.20	1,021.19	3.79	3.78	0.75
Advisor Class	1,000.00	1,000.00	1,027.60	1,022.44	2.53	2.52	0.50
Class C	1,000.00	1,000.00	1,024.00	1,018.95	6.06	6.04	1.20
Institutional Class	1,000.00	1,000.00	1,028.50	1,022.44	2.53	2.52	0.50
Institutional 2 Class	1,000.00	1,000.00	1,028.80	1,022.79	2.17	2.17	0.43
Institutional 3 Class	1,000.00	1,000.00	1,029.00	1,023.04	1.92	1.92	0.38
Class V	1,000.00	1,000.00	1,027.70	1,021.69	3.29	3.28	0.65
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.2%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	1,015,128
12/01/2038	4.000%	300,000	349,005
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,287,690
Total			2,651,823
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,120,000	1,163,568
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	457,699
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	1,057,176
Total			2,678,443
Health Services 1.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,964,672
Higher Education 7.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	559,305
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	255,645
06/01/2030	5.000%	300,000	340,761
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	474,560
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	205,166
07/01/2034	5.000%	200,000	248,038
07/01/2035	5.000%	200,000	247,598
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	261,499
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	615,980
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,167,400
Series 2018
07/01/2031	5.000%	170,000	213,991
07/01/2032	5.000%	210,000	264,363
07/01/2033	5.000%	205,000	257,283
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,274,516
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	818,440
New School
Series 2015A
07/01/2029	5.000%	450,000	524,925
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	957,135
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,705,812
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	217,056
07/01/2030	5.000%	150,000	185,547
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	521,690
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,546,700
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	714,874
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	321,285
Total			15,899,569
Hospital 11.7%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	466,092
07/01/2028	5.000%	360,000	417,460
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,201,952
12/01/2025	5.000%	1,115,000	1,230,369
12/01/2027	5.000%	1,225,000	1,342,208
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,573,562
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	525,938
07/01/2026	5.000%	350,000	407,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,474,653
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,180,030
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,397,212
07/01/2033	5.000%	675,000	753,158
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	375,810
07/01/2036	5.000%	1,000,000	1,249,080
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,155,150
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	346,401
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,447,900
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,116,120
07/01/2031	5.000%	1,000,000	1,114,800
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,572,240
07/01/2036	5.000%	1,000,000	1,282,390
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,169,880
Total			25,799,907
Local General Obligation 17.4%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,265,470
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,896,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,715,760
Series 2019E
08/01/2025	5.000%	1,000,000	1,187,730
Series 2020A-1
08/01/2033	5.000%	1,000,000	1,308,400
Series 2020D
08/01/2031	5.000%	2,000,000	2,642,720
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,390,580
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	448,226
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,129,550
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,159,977
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,608,905
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,577,923
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,658,718
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,419,440
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,639,602
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	930,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	573,565
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,394,392
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,418,400
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,297,022
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,277,180
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,047,894
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	299,965
Total			38,288,454
Multi-Family 1.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	900,754
10/01/2029	5.000%	1,290,000	1,579,915
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	501,274
05/01/2031	5.000%	400,000	475,140
Total			3,457,083
Municipal Power 6.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,282,180

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
09/01/2025	5.000%	2,500,000	2,989,200
09/01/2027	5.000%	1,000,000	1,221,770
09/01/2030	5.000%	2,750,000	3,337,428
Series 2020A
09/01/2033	5.000%	500,000	665,070
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	900,290
General
Series 2017
09/01/2035	5.000%	1,200,000	1,491,792
Series 2012B
09/01/2026	5.000%	1,510,000	1,604,979
Total			14,492,709
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,415,000	1,522,667
Other Bond Issue 1.0%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	116,415
Series 2015
07/01/2029	5.000%	545,000	624,924
07/01/2031	5.000%	715,000	819,726
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	591,455
Total			2,152,520
Other Industrial Development Bond 1.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,523,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Revenue 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	341,869
Pool / Bond Bank 1.8%
New York State Dormitory Authority
Revenue Bonds
School District Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,196,440
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	663,030
Total			3,859,470
Ports 6.4%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,302,880
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,634,682
Series 2018-209
07/15/2034	5.000%	2,500,000	3,144,200
Series 2018-211
09/01/2036	5.000%	1,000,000	1,256,740
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,153,822
Series 2018-207
09/15/2024	5.000%	1,985,000	2,285,847
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,267,580
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,170,130
Total			14,215,881

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	545,461
07/01/2027	5.000%	600,000	685,944
Series 2015
06/01/2026	5.000%	225,000	260,915
06/01/2028	5.000%	250,000	287,185
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	502,700
01/01/2035	5.000%	590,000	658,369
Total			2,940,574
Recreation 0.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	487,822
Refunded / Escrowed 7.4%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	171,990
07/01/2029	5.000%	175,000	200,655
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	530,065
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	343,980
Geneva Development Corp.
Prerefunded 09/01/22 Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	638,502
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,502,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,293,200
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,686,663
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,720,000	1,781,335
Series 2011A
01/01/2025	5.000%	3,000,000	3,097,110
Total			16,246,360
Retirement Communities 2.5%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	867,720
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	611,287
11/15/2030	5.000%	650,000	720,661
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,155,960
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,100,710
07/01/2034	5.000%	1,000,000	1,089,100
Total			5,545,438
Single Family 0.3%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	580,000	625,843

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 11.5%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,501,100
Future Tax Secured
Subordinated Series 2020
11/01/2035	4.000%	500,000	605,430
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,257,680
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	600,360
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,588,960
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,463,760
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,818,999
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,234,310
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,538,960
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,193,960
03/15/2039	4.000%	1,130,000	1,339,344
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,297,030
Total			25,439,893
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,210,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,705,000	2,710,302
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,437,680
Total			5,147,982
Transportation 6.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,183,006
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,201,703
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,124,180
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	877,620
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,554,940
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,266,390
Total			13,207,839
Turnpike / Bridge / Toll Road 5.5%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,143,336
01/01/2032	5.000%	1,000,000	1,156,980
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,198,350
Series 2019B
01/01/2036	5.000%	2,000,000	2,554,420
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,727,820

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,449,238
Total			12,230,144
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	824,404
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,314,760
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	169,662
04/01/2028	5.000%	175,000	204,099
Total			2,512,925
Total Municipal Bonds (Cost $203,073,412)			217,443,822
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	200,196	200,176
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(d)	1,376,043	1,376,043
Total Money Market Funds (Cost $1,576,239)		1,576,219
Total Investments in Securities (Cost: $204,649,651)		219,020,041
Other Assets & Liabilities, Net		1,620,106
Net Assets		220,640,147

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $2,684,755, which represents 1.22% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	217,443,822	—	217,443,822
Money Market Funds	1,576,219	—	—	1,576,219
Total Investments in Securities	1,576,219	217,443,822	—	219,020,041
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $204,649,651)	$219,020,041
Receivable for:
Capital shares sold	118,493
Interest	2,711,005
Expense reimbursement due from Investment Manager	956
Prepaid expenses	6,402
Trustees’ deferred compensation plan	93,694
Other assets	1,286
Total assets	221,951,877
Liabilities
Due to custodian	5,929
Payable for:
Capital shares purchased	770,690
Distributions to shareholders	396,080
Management services fees	2,850
Distribution and/or service fees	253
Transfer agent fees	24,341
Compensation of board members	3,367
Compensation of chief compliance officer	9
Other expenses	14,517
Trustees’ deferred compensation plan	93,694
Total liabilities	1,311,730
Net assets applicable to outstanding capital stock	$220,640,147
Represented by
Paid in capital	205,944,494
Total distributable earnings (loss)	14,695,653
Total - representing net assets applicable to outstanding capital stock	$220,640,147
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$20,210,723
Shares outstanding	1,657,613
Net asset value per share	$12.19
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.57
Advisor Class
Net assets	$5,422,826
Shares outstanding	445,421
Net asset value per share	$12.17
Class C
Net assets	$4,863,200
Shares outstanding	398,799
Net asset value per share	$12.19
Institutional Class
Net assets	$180,185,136
Shares outstanding	14,779,665
Net asset value per share	$12.19
Institutional 2 Class
Net assets	$3,527,884
Shares outstanding	288,918
Net asset value per share	$12.21
Institutional 3 Class
Net assets	$1,117,308
Shares outstanding	91,322
Net asset value per share	$12.23
Class V
Net assets	$5,313,070
Shares outstanding	435,815
Net asset value per share	$12.19
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.80
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$300
Interest	3,050,811
Total income	3,051,111
Expenses:
Management services fees	531,560
Distribution and/or service fees
Class A	25,320
Class C	28,802
Class V	4,002
Transfer agent fees
Class A	13,253
Advisor Class	3,237
Class C	3,764
Institutional Class	121,240
Institutional 2 Class	1,053
Institutional 3 Class	76
Class V	3,494
Compensation of board members	8,895
Custodian fees	890
Printing and postage fees	6,834
Registration fees	9,480
Audit fees	14,750
Legal fees	5,261
Compensation of chief compliance officer	34
Other	6,996
Total expenses	788,941
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(165,431)
Fees waived by distributor
Class C	(8,647)
Total net expenses	614,863
Net investment income	2,436,248
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	231,118
Net realized gain	231,118
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,684,566
Net change in unrealized appreciation (depreciation)	3,684,566
Net realized and unrealized gain	3,915,684
Net increase in net assets resulting from operations	$6,351,932
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$2,436,248	$5,308,482
Net realized gain	231,118	55,729
Net change in unrealized appreciation (depreciation)	3,684,566	(1,689,731)
Net increase in net assets resulting from operations	6,351,932	3,674,480
Distributions to shareholders
Net investment income and net realized gains
Class A	(209,445)	(435,260)
Advisor Class	(57,155)	(70,536)
Class C	(46,639)	(142,386)
Institutional Class	(2,143,637)	(4,487,096)
Institutional 2 Class	(43,047)	(88,328)
Institutional 3 Class	(13,242)	(20,088)
Class V	(57,780)	(124,102)
Total distributions to shareholders	(2,570,945)	(5,367,796)
Increase (decrease) in net assets from capital stock activity	(14,284,563)	367,301
Total decrease in net assets	(10,503,576)	(1,326,015)
Net assets at beginning of period	231,143,723	232,469,738
Net assets at end of period	$220,640,147	$231,143,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	237,193	2,899,326	525,042	6,273,123
Distributions reinvested	11,011	133,964	26,928	323,854
Redemptions	(429,145)	(5,207,032)	(309,519)	(3,699,143)
Net increase (decrease)	(180,941)	(2,173,742)	242,451	2,897,834
Advisor Class
Subscriptions	115,301	1,403,299	292,545	3,496,582
Distributions reinvested	4,695	57,038	5,861	70,298
Redemptions	(21,481)	(261,911)	(53,864)	(635,846)
Net increase	98,515	1,198,426	244,542	2,931,034
Class C
Subscriptions	8,230	100,428	72,543	870,408
Distributions reinvested	3,132	38,120	8,174	98,319
Redemptions	(139,353)	(1,701,152)	(381,829)	(4,589,929)
Net decrease	(127,991)	(1,562,604)	(301,112)	(3,621,202)
Institutional Class
Subscriptions	309,296	3,760,466	2,173,205	26,104,364
Distributions reinvested	29,915	363,944	58,372	701,951
Redemptions	(1,287,196)	(15,657,126)	(2,382,265)	(28,436,761)
Net decrease	(947,985)	(11,532,716)	(150,688)	(1,630,446)
Institutional 2 Class
Subscriptions	24,975	304,440	31,024	371,719
Distributions reinvested	3,523	42,928	7,309	88,088
Redemptions	(30,040)	(364,325)	(71,688)	(851,545)
Net decrease	(1,542)	(16,957)	(33,355)	(391,738)
Institutional 3 Class
Subscriptions	9,327	113,992	39,641	474,530
Distributions reinvested	897	10,954	1,280	15,453
Redemptions	(7,381)	(90,112)	(8,399)	(103,615)
Net increase	2,843	34,834	32,522	386,368
Class V
Subscriptions	1,625	19,767	1,798	21,604
Distributions reinvested	3,036	36,930	6,300	75,767
Redemptions	(23,668)	(288,501)	(25,150)	(301,920)
Net decrease	(19,007)	(231,804)	(17,052)	(204,549)
Total net increase (decrease)	(1,176,108)	(14,284,563)	17,308	367,301
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

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Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$11.99	0.12	0.21	0.33	(0.13)	(0.00)(c)	(0.13)
Year Ended 10/31/2020	$12.07	0.25	(0.07)	0.18	(0.26)	(0.00)(c)	(0.26)
Year Ended 10/31/2019	$11.46	0.29	0.61	0.90	(0.29)	—	(0.29)
Year Ended 10/31/2018	$11.91	0.31	(0.44)	(0.13)	(0.31)	(0.01)	(0.32)
Year Ended 10/31/2017	$12.09	0.32	(0.18)	0.14	(0.32)	(0.00)(c)	(0.32)
Year Ended 10/31/2016	$12.11	0.34	(0.02)	0.32	(0.34)	—	(0.34)
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$11.98	0.13	0.20	0.33	(0.14)	(0.00)(c)	(0.14)
Year Ended 10/31/2020	$12.06	0.28	(0.07)	0.21	(0.29)	(0.00)(c)	(0.29)
Year Ended 10/31/2019	$11.45	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.90	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.08	0.35	(0.18)	0.17	(0.35)	(0.00)(c)	(0.35)
Year Ended 10/31/2016	$12.10	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Class C
Six Months Ended 4/30/2021 (Unaudited)	$12.00	0.09	0.20	0.29	(0.10)	(0.00)(c)	(0.10)
Year Ended 10/31/2020	$12.07	0.20	(0.07)	0.13	(0.20)	(0.00)(c)	(0.20)
Year Ended 10/31/2019	$11.46	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended 10/31/2018	$11.91	0.26	(0.44)	(0.18)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017	$12.09	0.27	(0.18)	0.09	(0.27)	(0.00)(c)	(0.27)
Year Ended 10/31/2016	$12.11	0.28	(0.02)	0.26	(0.28)	—	(0.28)
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$11.99	0.13	0.21	0.34	(0.14)	(0.00)(c)	(0.14)
Year Ended 10/31/2020	$12.07	0.28	(0.07)	0.21	(0.29)	(0.00)(c)	(0.29)
Year Ended 10/31/2019	$11.46	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.91	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.09	0.35	(0.18)	0.17	(0.35)	(0.00)(c)	(0.35)
Year Ended 10/31/2016	$12.11	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$12.01	0.14	0.20	0.34	(0.14)	(0.00)(c)	(0.14)
Year Ended 10/31/2020	$12.09	0.29	(0.08)	0.21	(0.29)	(0.00)(c)	(0.29)
Year Ended 10/31/2019	$11.48	0.33	0.61	0.94	(0.33)	—	(0.33)
Year Ended 10/31/2018	$11.93	0.35	(0.44)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017	$12.11	0.36	(0.18)	0.18	(0.36)	(0.00)(c)	(0.36)
Year Ended 10/31/2016(g)	$12.23	0.25	(0.12)	0.13	(0.25)	—	(0.25)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$12.19	2.72%	0.90%(d)	0.75%(d)	1.95%(d)	1%	$20,211
Year Ended 10/31/2020	$11.99	1.47%	0.89%	0.75%(e)	2.10%	7%	$22,051
Year Ended 10/31/2019	$12.07	7.96%	0.90%	0.75%(e)	2.46%	19%	$19,270
Year Ended 10/31/2018	$11.46	(1.11%)	0.89%	0.75%(e)	2.68%	15%	$13,368
Year Ended 10/31/2017	$11.91	1.24%	0.91%(f)	0.74%(e),(f)	2.70%	9%	$15,639
Year Ended 10/31/2016	$12.09	2.63%	0.95%	0.75%(e)	2.76%	13%	$29,857
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$12.17	2.76%	0.65%(d)	0.50%(d)	2.20%(d)	1%	$5,423
Year Ended 10/31/2020	$11.98	1.72%	0.65%	0.50%(e)	2.34%	7%	$4,155
Year Ended 10/31/2019	$12.06	8.23%	0.65%	0.50%(e)	2.71%	19%	$1,234
Year Ended 10/31/2018	$11.45	(0.87%)	0.64%	0.50%(e)	2.91%	15%	$745
Year Ended 10/31/2017	$11.90	1.49%	0.66%(f)	0.49%(e),(f)	2.96%	9%	$1,296
Year Ended 10/31/2016	$12.08	2.89%	0.71%	0.50%(e)	3.00%	13%	$1,611
Class C
Six Months Ended 4/30/2021 (Unaudited)	$12.19	2.40%	1.64%(d)	1.20%(d)	1.49%(d)	1%	$4,863
Year Ended 10/31/2020	$12.00	1.09%	1.64%	1.20%(e)	1.66%	7%	$6,319
Year Ended 10/31/2019	$12.07	7.47%	1.65%	1.20%(e)	2.05%	19%	$9,996
Year Ended 10/31/2018	$11.46	(1.56%)	1.64%	1.20%(e)	2.23%	15%	$12,491
Year Ended 10/31/2017	$11.91	0.78%	1.66%(f)	1.19%(e),(f)	2.25%	9%	$17,015
Year Ended 10/31/2016	$12.09	2.17%	1.71%	1.20%(e)	2.31%	13%	$24,011
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$12.19	2.85%	0.65%(d)	0.50%(d)	2.19%(d)	1%	$180,185
Year Ended 10/31/2020	$11.99	1.72%	0.64%	0.50%(e)	2.36%	7%	$188,611
Year Ended 10/31/2019	$12.07	8.23%	0.65%	0.50%(e)	2.72%	19%	$191,680
Year Ended 10/31/2018	$11.46	(0.87%)	0.64%	0.50%(e)	2.93%	15%	$169,671
Year Ended 10/31/2017	$11.91	1.49%	0.66%(f)	0.49%(e),(f)	2.95%	9%	$197,180
Year Ended 10/31/2016	$12.09	2.89%	0.71%	0.50%(e)	3.02%	13%	$230,980
Institutional 2 Class
Six Months Ended 4/30/2021 (Unaudited)	$12.21	2.88%	0.57%(d)	0.43%(d)	2.27%(d)	1%	$3,528
Year Ended 10/31/2020	$12.01	1.79%	0.57%	0.43%	2.43%	7%	$3,489
Year Ended 10/31/2019	$12.09	8.29%	0.58%	0.43%	2.77%	19%	$3,916
Year Ended 10/31/2018	$11.48	(0.77%)	0.58%	0.44%	3.03%	15%	$1,472
Year Ended 10/31/2017	$11.93	1.56%	0.58%(f)	0.42%(f)	3.02%	9%	$215
Year Ended 10/31/2016(g)	$12.11	1.08%	0.58%(d)	0.41%(d)	3.19%(d)	13%	$156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$12.03	0.14	0.21	0.35	(0.15)	(0.00)(c)	(0.15)
Year Ended 10/31/2020	$12.12	0.29	(0.08)	0.21	(0.30)	(0.00)(c)	(0.30)
Year Ended 10/31/2019	$11.50	0.33	0.63	0.96	(0.34)	—	(0.34)
Year Ended 10/31/2018	$11.95	0.36	(0.45)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017(h)	$11.81	0.24	0.14(i)	0.38	(0.24)	—	(0.24)
Class V
Six Months Ended 4/30/2021 (Unaudited)	$11.99	0.12	0.21	0.33	(0.13)	(0.00)(c)	(0.13)
Year Ended 10/31/2020	$12.07	0.26	(0.07)	0.19	(0.27)	(0.00)(c)	(0.27)
Year Ended 10/31/2019	$11.46	0.31	0.61	0.92	(0.31)	—	(0.31)
Year Ended 10/31/2018	$11.91	0.33	(0.45)	(0.12)	(0.32)	(0.01)	(0.33)
Year Ended 10/31/2017	$12.09	0.33	(0.17)	0.16	(0.34)	(0.00)(c)	(0.34)
Year Ended 10/31/2016	$12.11	0.35	(0.02)	0.33	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$12.23	2.90%	0.53%(d)	0.38%(d)	2.31%(d)	1%	$1,117
Year Ended 10/31/2020	$12.03	1.75%	0.53%	0.39%	2.45%	7%	$1,065
Year Ended 10/31/2019	$12.12	8.41%	0.54%	0.39%	2.80%	19%	$678
Year Ended 10/31/2018	$11.50	(0.73%)	0.54%	0.38%	3.05%	15%	$190
Year Ended 10/31/2017(h)	$11.95	3.24%	0.52%(d)	0.39%(d)	3.06%(d)	9%	$335
Class V
Six Months Ended 4/30/2021 (Unaudited)	$12.19	2.77%	0.80%(d)	0.65%(d)	2.04%(d)	1%	$5,313
Year Ended 10/31/2020	$11.99	1.57%	0.79%	0.65%(e)	2.21%	7%	$5,454
Year Ended 10/31/2019	$12.07	8.07%	0.80%	0.65%(e)	2.59%	19%	$5,696
Year Ended 10/31/2018	$11.46	(1.01%)	0.79%	0.65%(e)	2.78%	15%	$6,077
Year Ended 10/31/2017	$11.91	1.33%	0.81%(f)	0.64%(e),(f)	2.80%	9%	$6,533
Year Ended 10/31/2016	$12.09	2.74%	0.86%	0.65%(e)	2.87%	13%	$7,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
26	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	209
Class C	—	1.00(b)	6
Class V	4.75	0.50 - 1.00(c)	502

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2022
Class A	0.75%
Advisor Class	0.50
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.43
Institutional 3 Class	0.39
Class V	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
204,650,000	14,372,000	(2,000)	14,370,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,150,529 and $14,044,246, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted
30	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 69.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2021	33

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Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_10_L01_(06/21)

SemiAnnual Report
April 30, 2021
Columbia Connecticut Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Connecticut Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	1.58	6.25	2.28	2.87
	Including sales charges		-1.45	3.07	1.66	2.56
Advisor Class*		03/19/13	1.80	6.51	2.56	3.13
Class C	Excluding sales charges	11/18/02	1.35	5.77	1.82	2.42
	Including sales charges		0.35	4.77	1.82	2.42
Institutional Class		08/01/94	1.80	6.51	2.54	3.13
Institutional 3 Class*		03/01/17	1.85	6.60	2.64	3.18
Class V	Excluding sales charges	06/26/00	1.72	6.36	2.38	2.97
	Including sales charges		-3.07	1.28	1.39	2.47
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			2.05	6.82	3.20	3.90
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2021)
AAA rating	13.7
AA rating	34.5
A rating	45.5
BBB rating	4.0
BB rating	2.2
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2020 — April 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.80	1,020.94	4.02	4.03	0.80
Advisor Class	1,000.00	1,000.00	1,018.00	1,022.14	2.82	2.82	0.56
Class C	1,000.00	1,000.00	1,013.50	1,018.70	6.27	6.29	1.25
Institutional Class	1,000.00	1,000.00	1,018.00	1,022.19	2.77	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	1,018.50	1,022.69	2.26	2.27	0.45
Class V	1,000.00	1,000.00	1,017.20	1,021.44	3.52	3.53	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,136,780
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,192,810
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	362,475
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	341,365
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	583,505
07/01/2034	5.000%	500,000	580,935
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	603,573
07/01/2036	5.000%	150,000	189,996
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	95,000	95,789
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,392,685
Total			8,479,913
Hospital 12.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	500,072
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,056,100
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,627,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,007,520
Series 2020A
07/01/2036	4.000%	1,045,000	1,207,236
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,412,060
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,852,150
Total			11,662,975
Investor Owned 5.3%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,055,050
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,031,020
Local General Obligation 19.5%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,516,806
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,237,800
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,219,900
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	523,994
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,413,900
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	882,502
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B AGM
02/01/2030	5.000%	450,000	591,106
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	859,110
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	587,880
08/01/2032	5.000%	500,000	587,420
Series 2020A
02/01/2030	5.000%	500,000	658,725
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	625,325
Series 2019A
07/15/2033	5.000%	2,500,000	3,218,300
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	519,647
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,236,010
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,311,368
07/15/2025	4.750%	1,150,000	1,355,137
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	402,724
Total			18,747,654
Pool / Bond Bank 2.6%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,846,125
Series 2019A
02/01/2035	4.000%	565,000	680,701
Total			2,526,826
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 7.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	362,610
07/01/2038	4.000%	310,000	374,241
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,307,382
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,370,000	2,691,277
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,060,396
Total			6,795,906
Refunded / Escrowed 7.1%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	942,120
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,732
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,155,440
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	946,615
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,123,614
Town of Stratford
Prerefunded 12/15/22 Unlimited General Obligation Bonds
Series 2014
12/15/2032	5.000%	600,000	646,782
Total			6,826,303
Retirement Communities 3.1%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,099,770

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	482,435
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	505,065
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	887,482
Total			2,974,752
Single Family 8.6%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	1,000,000	1,064,060
Series 2020A-2
11/15/2030	2.150%	1,000,000	1,022,650
05/15/2031	2.200%	1,000,000	1,029,910
Series 2020C
05/15/2027	5.000%	790,000	956,319
11/15/2028	5.000%	575,000	708,917
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,071,080
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,074,370
Subordinated Series 2018C-1
11/15/2038	3.625%	1,240,000	1,355,965
Total			8,283,271
Special Non Property Tax 7.0%
State of Connecticut(d)
Refunding Revenue Bonds
Series 2021C
01/01/2032	5.000%	1,000,000	1,323,350
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,292,310
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,261,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,881,300
Total			6,757,980
State Appropriated 3.2%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,739,925
Series 2020A
02/15/2037	5.000%	1,000,000	1,282,920
Total			3,022,845
State General Obligation 5.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,259,120
Series 2018-E
09/15/2033	5.000%	1,000,000	1,264,480
Series 2019A
04/15/2036	5.000%	1,000,000	1,272,790
Series 2020A
01/15/2030	5.000%	1,000,000	1,327,100
Total			5,123,490
Water & Sewer 7.0%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	578,045
11/15/2030	4.000%	400,000	460,328
11/15/2031	4.000%	100,000	114,751
11/15/2032	4.000%	440,000	503,655
Metropolitan District (The)
Revenue Bonds
Clean Water Project
Series 2020A
10/01/2029	5.000%	1,000,000	1,317,120
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,456,625
08/01/2023	5.250%	500,000	556,720
29th Series 2014
08/01/2025	5.000%	500,000	551,545

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,131,670
Total			6,670,459
Total Municipal Bonds (Cost $87,619,938)			93,958,444

Money Market Funds 2.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(e)	229,720	229,697
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(e)	2,258,182	2,258,182
Total Money Market Funds (Cost $2,487,902)		2,487,879
Total Investments in Securities (Cost: $90,107,840)		96,446,323
Other Assets & Liabilities, Net		(348,961)
Net Assets		96,097,362
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $946,615, which represents 0.99% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $2,087,270, which represents 2.17% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
April 30, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	93,958,444	—	93,958,444
Money Market Funds	2,487,879	—	—	2,487,879
Total Investments in Securities	2,487,879	93,958,444	—	96,446,323
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $90,107,840)	$96,446,323
Receivable for:
Capital shares sold	220,688
Interest	1,068,950
Expense reimbursement due from Investment Manager	354
Prepaid expenses	4,791
Trustees’ deferred compensation plan	86,759
Other assets	3,197
Total assets	97,831,062
Liabilities
Due to custodian	1,994
Payable for:
Investments purchased on a delayed delivery basis	1,329,860
Capital shares purchased	109,759
Distributions to shareholders	175,994
Management services fees	1,236
Distribution and/or service fees	124
Transfer agent fees	9,521
Compensation of board members	3,040
Compensation of chief compliance officer	4
Other expenses	15,409
Trustees’ deferred compensation plan	86,759
Total liabilities	1,733,700
Net assets applicable to outstanding capital stock	$96,097,362
Represented by
Paid in capital	89,849,720
Total distributable earnings (loss)	6,247,642
Total - representing net assets applicable to outstanding capital stock	$96,097,362
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities  (continued)
April 30, 2021 (Unaudited)
Class A
Net assets	$8,166,798
Shares outstanding	756,780
Net asset value per share	$10.79
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.12
Advisor Class
Net assets	$1,207,614
Shares outstanding	112,050
Net asset value per share	$10.78
Class C
Net assets	$1,625,321
Shares outstanding	150,621
Net asset value per share	$10.79
Institutional Class
Net assets	$76,043,612
Shares outstanding	7,049,683
Net asset value per share	$10.79
Institutional 3 Class
Net assets	$161,961
Shares outstanding	14,976
Net asset value per share(a)	$10.82
Class V
Net assets	$8,892,056
Shares outstanding	825,223
Net asset value per share	$10.78
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.32

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended April 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$342
Interest	1,376,801
Total income	1,377,143
Expenses:
Management services fees	228,453
Distribution and/or service fees
Class A	10,074
Class C	8,644
Class V	6,693
Transfer agent fees
Class A	4,939
Advisor Class	687
Class C	1,059
Institutional Class	47,330
Institutional 3 Class	16
Class V	5,470
Compensation of board members	7,917
Custodian fees	596
Printing and postage fees	7,085
Registration fees	6,129
Audit fees	14,749
Legal fees	4,235
Compensation of chief compliance officer	15
Other	5,040
Total expenses	359,131
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,452)
Fees waived by distributor
Class C	(2,595)
Total net expenses	293,084
Net investment income	1,084,059
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,261)
Net realized loss	(22,261)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	604,670
Net change in unrealized appreciation (depreciation)	604,670
Net realized and unrealized gain	582,409
Net increase in net assets resulting from operations	$1,666,468
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$1,084,059	$2,451,450
Net realized gain (loss)	(22,261)	154,608
Net change in unrealized appreciation (depreciation)	604,670	186,331
Net increase in net assets resulting from operations	1,666,468	2,792,389
Distributions to shareholders
Net investment income and net realized gains
Class A	(88,892)	(177,500)
Advisor Class	(13,728)	(23,246)
Class C	(15,146)	(33,323)
Institutional Class	(949,249)	(2,005,380)
Institutional 3 Class	(2,068)	(3,567)
Class V	(103,040)	(217,200)
Total distributions to shareholders	(1,172,123)	(2,460,216)
Decrease in net assets from capital stock activity	(1,712,081)	(4,306,391)
Total decrease in net assets	(1,217,736)	(3,974,218)
Net assets at beginning of period	97,315,098	101,289,316
Net assets at end of period	$96,097,362	$97,315,098
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2021 (Unaudited)		October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	61,907	669,850	65,115	698,673
Distributions reinvested	5,672	61,274	11,294	120,957
Redemptions	(43,239)	(466,341)	(84,339)	(903,163)
Net increase (decrease)	24,340	264,783	(7,930)	(83,533)
Advisor Class
Subscriptions	19,029	206,552	24,968	267,640
Distributions reinvested	1,262	13,606	2,151	22,997
Redemptions	(1,512)	(16,300)	(8,877)	(94,189)
Net increase	18,779	203,858	18,242	196,448
Class C
Subscriptions	29,265	315,929	17,515	188,235
Distributions reinvested	1,284	13,877	2,862	30,640
Redemptions	(33,382)	(360,373)	(57,674)	(615,595)
Net decrease	(2,833)	(30,567)	(37,297)	(396,720)
Institutional Class
Subscriptions	263,744	2,849,677	1,056,843	11,276,540
Distributions reinvested	10,859	117,254	20,955	224,322
Redemptions	(461,840)	(4,984,202)	(1,459,769)	(15,440,660)
Net decrease	(187,237)	(2,017,271)	(381,971)	(3,939,798)
Institutional 3 Class
Subscriptions	—	—	14,019	150,000
Distributions reinvested	179	1,937	307	3,299
Redemptions	(170)	(1,839)	(307)	(3,299)
Net increase	9	98	14,019	150,000
Class V
Subscriptions	985	10,636	2,120	22,671
Distributions reinvested	5,540	59,770	11,682	124,933
Redemptions	(18,827)	(203,388)	(35,583)	(380,392)
Net decrease	(12,302)	(132,982)	(21,781)	(232,788)
Total net decrease	(159,244)	(1,712,081)	(416,718)	(4,306,391)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.74	0.11	0.06	0.17	(0.11)	(0.01)	(0.12)
Year Ended 10/31/2020	$10.68	0.24	0.06	0.30	(0.24)	—	(0.24)
Year Ended 10/31/2019	$10.16	0.27	0.53	0.80	(0.28)	—	(0.28)
Year Ended 10/31/2018	$10.56	0.27	(0.37)	(0.10)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2017	$10.86	0.29	(0.26)	0.03	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2016	$10.91	0.29	(0.03)	0.26	(0.29)	(0.02)	(0.31)
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.72	0.12	0.07	0.19	(0.12)	(0.01)	(0.13)
Year Ended 10/31/2020	$10.67	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 10/31/2019	$10.15	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.54	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.84	0.31	(0.26)	0.05	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.90	0.32	(0.04)	0.28	(0.32)	(0.02)	(0.34)
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.74	0.08	0.06	0.14	(0.08)	(0.01)	(0.09)
Year Ended 10/31/2020	$10.68	0.19	0.06	0.25	(0.19)	—	(0.19)
Year Ended 10/31/2019	$10.16	0.23	0.52	0.75	(0.23)	—	(0.23)
Year Ended 10/31/2018	$10.55	0.23	(0.37)	(0.14)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2017	$10.86	0.24	(0.27)	(0.03)	(0.24)	(0.04)	(0.28)
Year Ended 10/31/2016	$10.91	0.24	(0.03)	0.21	(0.24)	(0.02)	(0.26)
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.73	0.12	0.07	0.19	(0.12)	(0.01)	(0.13)
Year Ended 10/31/2020	$10.68	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 10/31/2019	$10.16	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.55	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.86	0.31	(0.27)	0.04	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.91	0.32	(0.03)	0.29	(0.32)	(0.02)	(0.34)
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.76	0.13	0.07	0.20	(0.13)	(0.01)	(0.14)
Year Ended 10/31/2020	$10.70	0.28	0.06	0.34	(0.28)	—	(0.28)
Year Ended 10/31/2019	$10.18	0.31	0.53	0.84	(0.32)	—	(0.32)
Year Ended 10/31/2018	$10.58	0.31	(0.37)	(0.06)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2017(f)	$10.55	0.21	0.03(g)	0.24	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2021 (Unaudited)	$10.79	1.58%	0.94%(c)	0.80%(c)	2.03%(c)	2%	$8,167
Year Ended 10/31/2020	$10.74	2.87%	0.93%	0.80%(d)	2.27%	17%	$7,864
Year Ended 10/31/2019	$10.68	7.95%	0.93%	0.80%(d)	2.59%	12%	$7,910
Year Ended 10/31/2018	$10.16	(0.97%)	0.92%	0.81%(d)	2.63%	13%	$6,967
Year Ended 10/31/2017	$10.56	0.28%	0.93%(e)	0.77%(d),(e)	2.71%	6%	$6,424
Year Ended 10/31/2016	$10.86	2.40%	0.98%	0.81%(d)	2.64%	12%	$10,952
Advisor Class
Six Months Ended 4/30/2021 (Unaudited)	$10.78	1.80%	0.69%(c)	0.56%(c)	2.28%(c)	2%	$1,208
Year Ended 10/31/2020	$10.72	3.03%	0.68%	0.55%(d)	2.52%	17%	$1,000
Year Ended 10/31/2019	$10.67	8.23%	0.68%	0.55%(d)	2.84%	12%	$801
Year Ended 10/31/2018	$10.15	(0.63%)	0.67%	0.56%(d)	2.89%	13%	$357
Year Ended 10/31/2017	$10.54	0.54%	0.66%(e)	0.51%(d),(e)	2.96%	6%	$511
Year Ended 10/31/2016	$10.84	2.56%	0.73%	0.56%(d)	2.89%	12%	$1,376
Class C
Six Months Ended 4/30/2021 (Unaudited)	$10.79	1.35%	1.68%(c)	1.25%(c)	1.57%(c)	2%	$1,625
Year Ended 10/31/2020	$10.74	2.41%	1.68%	1.25%(d)	1.82%	17%	$1,647
Year Ended 10/31/2019	$10.68	7.47%	1.68%	1.25%(d)	2.15%	12%	$2,038
Year Ended 10/31/2018	$10.16	(1.32%)	1.67%	1.26%(d)	2.17%	13%	$2,312
Year Ended 10/31/2017	$10.55	(0.27%)	1.68%(e)	1.23%(d),(e)	2.26%	6%	$3,914
Year Ended 10/31/2016	$10.86	1.94%	1.73%	1.26%(d)	2.20%	12%	$5,742
Institutional Class
Six Months Ended 4/30/2021 (Unaudited)	$10.79	1.80%	0.69%(c)	0.55%(c)	2.28%(c)	2%	$76,044
Year Ended 10/31/2020	$10.73	3.03%	0.68%	0.55%(d)	2.52%	17%	$77,664
Year Ended 10/31/2019	$10.68	8.22%	0.68%	0.55%(d)	2.83%	12%	$81,364
Year Ended 10/31/2018	$10.16	(0.63%)	0.67%	0.56%(d)	2.87%	13%	$80,804
Year Ended 10/31/2017	$10.55	0.44%	0.68%(e)	0.53%(d),(e)	2.95%	6%	$100,370
Year Ended 10/31/2016	$10.86	2.66%	0.73%	0.56%(d)	2.90%	12%	$131,129
Institutional 3 Class
Six Months Ended 4/30/2021 (Unaudited)	$10.82	1.85%	0.58%(c)	0.45%(c)	2.38%(c)	2%	$162
Year Ended 10/31/2020	$10.76	3.23%	0.58%	0.45%	2.62%	17%	$161
Year Ended 10/31/2019	$10.70	8.32%	0.57%	0.45%	2.94%	12%	$10
Year Ended 10/31/2018	$10.18	(0.61%)	0.57%	0.45%	2.99%	13%	$10
Year Ended 10/31/2017(f)	$10.58	2.31%	0.56%(c)	0.45%(c)	3.02%(c)	6%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.72	0.11	0.07	0.18	(0.11)	(0.01)	(0.12)
Year Ended 10/31/2020	$10.67	0.25	0.05	0.30	(0.25)	—	(0.25)
Year Ended 10/31/2019	$10.15	0.28	0.53	0.81	(0.29)	—	(0.29)
Year Ended 10/31/2018	$10.54	0.28	(0.36)	(0.08)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2017	$10.85	0.30	(0.27)	0.03	(0.30)	(0.04)	(0.34)
Year Ended 10/31/2016	$10.90	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class V
10/31/2017	0.04%	0.05%	0.03%	0.03%	0.03%

(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2021 (Unaudited)	$10.78	1.72%	0.84%(c)	0.70%(c)	2.13%(c)	2%	$8,892
Year Ended 10/31/2020	$10.72	2.88%	0.83%	0.70%(d)	2.37%	17%	$8,979
Year Ended 10/31/2019	$10.67	8.06%	0.83%	0.70%(d)	2.69%	12%	$9,167
Year Ended 10/31/2018	$10.15	(0.78%)	0.82%	0.71%(d)	2.73%	13%	$9,477
Year Ended 10/31/2017	$10.54	0.28%	0.83%(e)	0.68%(d),(e)	2.80%	6%	$10,456
Year Ended 10/31/2016	$10.85	2.50%	0.88%	0.71%(d)	2.75%	12%	$11,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Notes to Financial Statements
April 30, 2021 (Unaudited)
Note 1. Organization
Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
For the six months ended April 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 3 Class	0.02
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through February 28, 2022 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	7,349
Class C	—	1.00(b)	962
Class V	4.75	0.50 - 1.00(c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2021 through February 28, 2022	Prior to March 1, 2021
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.46	0.45
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
90,108,000	6,376,000	(38,000)	6,338,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,625,400 and $1,735,003, respectively, for the six months ended April 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
26	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2021, one unaffiliated shareholder of record owned 71.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
April 30, 2021 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2021	29

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Columbia Connecticut Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR131_10_L01_(06/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2021